UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Mid Cap Index Fund

July 31, 2013

1.929304.101

MCX-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 1.0%
Allison Transmission Holdings, Inc.	2,302	$ 54,696
BorgWarner, Inc.	7,774	741,873
Delphi Automotive PLC	21,003	1,128,281
Gentex Corp.	9,692	218,845
Lear Corp.	6,218	430,721
The Goodyear Tire & Rubber Co. (a)	16,394	303,289
TRW Automotive Holdings Corp. (a)	7,250	531,498
Visteon Corp. (a)	3,332	219,479
		3,628,682
Automobiles - 0.5%
Harley-Davidson, Inc.	15,083	856,262
Tesla Motors, Inc. (a)	5,619	754,519
Thor Industries, Inc.	2,923	157,988
		1,768,769
Distributors - 0.4%
Genuine Parts Co.	10,408	853,352
LKQ Corp. (a)	20,071	523,251
		1,376,603
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	6,409	116,772
DeVry, Inc.	4,150	124,832
H&R Block, Inc.	18,360	577,055
Service Corp. International	14,185	269,089
Weight Watchers International, Inc.	1,803	85,552
		1,173,300
Hotels, Restaurants & Leisure - 2.0%
Bally Technologies, Inc. (a)	2,564	183,788
Brinker International, Inc.	4,791	192,359
Burger King Worldwide, Inc.	6,696	128,496
Chipotle Mexican Grill, Inc. (a)	2,078	856,697
Choice Hotels International, Inc.	1,856	77,154
Darden Restaurants, Inc.	8,772	430,267
Domino's Pizza, Inc.	3,753	234,863
Dunkin' Brands Group, Inc.	7,108	307,066
Hyatt Hotels Corp. Class A (a)	2,943	133,171
International Game Technology	17,367	320,768
Marriott International, Inc. Class A	15,702	652,732
MGM Mirage, Inc. (a)	25,051	408,582
Norwegian Cruise Line Holdings Ltd.	1,789	54,135
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Panera Bread Co. Class A (a)	1,873	$ 312,885
Penn National Gaming, Inc. (a)	4,532	226,555
Royal Caribbean Cruises Ltd.	11,016	419,599
SeaWorld Entertainment, Inc.	2,022	74,147
Six Flags Entertainment Corp.	4,393	161,618
Starwood Hotels & Resorts Worldwide, Inc.	13,100	866,565
Wendy's Co.	18,891	134,315
Wyndham Worldwide Corp.	9,151	570,107
Wynn Resorts Ltd.	5,427	722,497
		7,468,366
Household Durables - 1.5%
D.R. Horton, Inc.	18,987	381,639
Garmin Ltd.	8,168	327,373
Harman International Industries, Inc.	4,528	274,080
Jarden Corp. (a)	7,565	343,981
Leggett & Platt, Inc.	9,517	298,929
Lennar Corp. Class A	11,147	377,549
Mohawk Industries, Inc. (a)	4,088	486,431
Newell Rubbermaid, Inc.	19,401	524,215
NVR, Inc. (a)	318	294,341
PulteGroup, Inc.	26,081	433,727
Taylor Morrison Home Corp.	2,159	52,313
Tempur Sealy International, Inc. (a)	4,074	161,534
Toll Brothers, Inc. (a)	11,400	374,718
Tupperware Brands Corp.	3,521	296,750
Whirlpool Corp.	5,323	712,963
		5,340,543
Internet & Catalog Retail - 0.9%
Expedia, Inc.	7,168	337,828
Groupon, Inc. Class A (a)	27,966	247,779
HomeAway, Inc. (a)	3,773	113,605
Liberty Media Corp.:
Interactive Series A (a)	35,624	871,363
Series A (a)	2,498	224,121
Netflix, Inc. (a)(d)	3,376	824,487
TripAdvisor, Inc. (a)	7,534	565,201
		3,184,384
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	7,728	355,488
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Mattel, Inc.	23,210	$ 975,516
Polaris Industries, Inc.	4,357	488,594
		1,819,598
Media - 2.3%
AMC Networks, Inc. Class A (a)	4,005	273,381
Cablevision Systems Corp. - NY Group Class A	13,127	245,344
Charter Communications, Inc. Class A (a)	4,449	559,417
Cinemark Holdings, Inc.	7,694	224,049
Clear Channel Outdoor Holding, Inc. Class A (a)	2,758	20,464
Discovery Communications, Inc. (a)	16,449	1,311,314
DISH Network Corp. Class A	14,023	626,127
DreamWorks Animation SKG, Inc. Class A (a)	4,880	120,829
Gannett Co., Inc.	15,399	396,678
Interpublic Group of Companies, Inc.	28,834	474,319
John Wiley & Sons, Inc. Class A	3,042	137,285
Lamar Advertising Co. Class A (a)	5,260	227,916
Liberty Media Corp. Class A (a)	6,785	975,208
Lions Gate Entertainment Corp. (a)	5,351	174,068
Morningstar, Inc.	1,381	105,260
Omnicom Group, Inc.	17,372	1,116,498
Regal Entertainment Group Class A (d)	5,466	103,034
Scripps Networks Interactive, Inc. Class A	7,382	522,424
Starz - Liberty Capital Series A (a)	7,865	177,513
The Madison Square Garden Co. Class A (a)	4,120	242,956
Washington Post Co. Class B	295	158,521
		8,192,605
Multiline Retail - 1.6%
Big Lots, Inc. (a)	3,941	142,388
Dillard's, Inc. Class A	1,807	152,565
Dollar General Corp. (a)	21,990	1,202,193
Dollar Tree, Inc. (a)	15,042	807,003
Family Dollar Stores, Inc.	6,475	445,221
J.C. Penney Co., Inc. (a)(d)	11,509	168,031
Kohl's Corp.	14,922	790,568
Macy's, Inc.	25,775	1,245,964
Nordstrom, Inc.	9,740	596,478
Sears Holdings Corp. (a)(d)	2,856	130,805
		5,681,216
Specialty Retail - 4.2%
Aarons, Inc. Class A	5,154	147,714
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Abercrombie & Fitch Co. Class A	5,226	$ 260,621
Advance Auto Parts, Inc.	4,908	404,861
American Eagle Outfitters, Inc.	12,865	252,669
Ascena Retail Group, Inc. (a)	8,617	164,499
AutoNation, Inc. (a)	3,398	162,764
AutoZone, Inc. (a)	2,383	1,068,966
Bed Bath & Beyond, Inc. (a)	14,686	1,123,038
Best Buy Co., Inc.	18,358	552,392
Cabela's, Inc. Class A (a)(d)	3,199	219,579
CarMax, Inc. (a)	15,104	740,700
Chico's FAS, Inc.	10,977	188,036
CST Brands, Inc. (a)	4,035	131,581
Dick's Sporting Goods, Inc.	6,587	338,638
DSW, Inc. Class A	2,406	182,351
Foot Locker, Inc.	10,098	364,841
GameStop Corp. Class A	7,992	392,088
Gap, Inc.	18,763	861,222
GNC Holdings, Inc.	6,610	348,876
Guess?, Inc.	4,026	135,596
L Brands, Inc.	16,131	899,626
O'Reilly Automotive, Inc. (a)	7,419	929,304
PetSmart, Inc.	6,945	508,513
Ross Stores, Inc.	14,765	996,195
Sally Beauty Holdings, Inc. (a)	11,326	345,556
Signet Jewelers Ltd.	5,442	397,865
Staples, Inc.	44,618	759,398
Tiffany & Co., Inc.	7,508	596,961
Tractor Supply Co.	4,692	568,342
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,280	431,852
Urban Outfitters, Inc. (a)	7,187	305,879
Williams-Sonoma, Inc.	6,573	386,887
		15,167,410
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	3,992	284,709
Coach, Inc.	18,871	1,002,616
Deckers Outdoor Corp. (a)	2,275	124,738
Fossil Group, Inc. (a)	3,465	380,804
Hanesbrands, Inc.	6,630	420,740
Michael Kors Holdings Ltd. (a)	13,542	911,918
PVH Corp.	5,448	717,992
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ralph Lauren Corp.	4,032	$ 734,066
Under Armour, Inc. Class A (sub. vtg.) (a)	5,633	378,143
VF Corp.	5,878	1,157,966
		6,113,692
TOTAL CONSUMER DISCRETIONARY		60,915,168
CONSUMER STAPLES - 5.8%
Beverages - 1.2%
Beam, Inc.	10,802	702,022
Brown-Forman Corp. Class B (non-vtg.)	10,177	737,934
Coca-Cola Enterprises, Inc.	18,412	691,186
Constellation Brands, Inc. Class A (sub. vtg.) (a)	10,332	538,194
Dr. Pepper Snapple Group, Inc.	13,717	641,133
Molson Coors Brewing Co. Class B	9,393	470,214
Monster Beverage Corp. (a)	9,023	550,313
		4,330,996
Food & Staples Retailing - 0.9%
Fresh Market, Inc. (a)	2,739	144,564
Kroger Co.	34,954	1,372,644
Safeway, Inc.	16,209	418,030
Whole Foods Market, Inc.	24,925	1,385,332
		3,320,570
Food Products - 2.5%
Bunge Ltd.	9,880	750,979
Campbell Soup Co.	11,811	552,755
ConAgra Foods, Inc.	28,001	1,013,916
Dean Foods Co. (a)	12,477	135,999
Flowers Foods, Inc.	11,548	265,142
Green Mountain Coffee Roasters, Inc. (a)	10,026	773,807
Hillshire Brands Co.	8,213	289,180
Hormel Foods Corp.	9,044	383,013
Ingredion, Inc.	5,215	350,448
McCormick & Co., Inc. (non-vtg.)	8,875	635,539
Mead Johnson Nutrition Co. Class A	13,608	991,207
Pinnacle Foods, Inc.	2,248	57,257
Smithfield Foods, Inc. (a)	9,319	309,391
The Hershey Co.	10,068	955,151
The J.M. Smucker Co.	7,210	811,269
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tyson Foods, Inc. Class A	18,831	$ 520,112
WhiteWave Foods Co.	9,357	174,882
		8,970,047
Household Products - 0.5%
Church & Dwight Co., Inc.	9,289	591,709
Clorox Co.	8,835	759,280
Energizer Holdings, Inc.	4,195	427,051
		1,778,040
Personal Products - 0.4%
Avon Products, Inc.	29,110	665,455
Herbalife Ltd. (d)	5,735	375,643
Nu Skin Enterprises, Inc. Class A	3,927	328,454
		1,369,552
Tobacco - 0.3%
Lorillard, Inc.	25,381	1,079,454
TOTAL CONSUMER STAPLES		20,848,659
ENERGY - 6.5%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)	3,828	215,670
Cameron International Corp. (a)	16,671	988,590
Diamond Offshore Drilling, Inc.	4,639	312,854
Dresser-Rand Group, Inc. (a)	5,076	308,976
Dril-Quip, Inc. (a)	2,710	246,366
FMC Technologies, Inc. (a)	15,955	850,402
Helmerich & Payne, Inc.	6,394	404,101
McDermott International, Inc. (a)	15,647	135,347
Nabors Industries Ltd.	19,650	302,414
Oceaneering International, Inc.	7,282	590,497
Oil States International, Inc. (a)	3,697	359,459
Patterson-UTI Energy, Inc.	9,915	196,020
Rowan Companies PLC (a)	8,304	285,242
RPC, Inc.	4,266	61,089
Seadrill Ltd.	23,744	1,013,394
Superior Energy Services, Inc. (a)	10,771	275,953
Tidewater, Inc.	3,357	198,029
Unit Corp. (a)	3,297	148,629
		6,893,032
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.6%
Cabot Oil & Gas Corp.	14,166	$ 1,074,066
Cheniere Energy, Inc. (a)	16,249	464,234
Chesapeake Energy Corp.	38,952	907,582
Cimarex Energy Co.	5,821	444,899
Cobalt International Energy, Inc. (a)	18,529	534,562
Concho Resources, Inc. (a)	7,045	631,866
CONSOL Energy, Inc.	15,385	477,397
Continental Resources, Inc. (a)	2,882	266,009
CVR Energy, Inc.	1,050	49,550
Denbury Resources, Inc. (a)	25,187	440,773
Energen Corp.	4,820	288,670
EQT Corp.	10,114	874,861
Golar LNG Ltd. (NASDAQ)	2,868	99,032
Gulfport Energy Corp. (a)	5,156	274,299
HollyFrontier Corp.	13,662	622,304
Kosmos Energy Ltd. (a)	6,686	70,604
Laredo Petroleum Holdings, Inc. (a)	2,614	57,273
Murphy Oil Corp.	12,846	869,931
Newfield Exploration Co. (a)	9,034	222,236
Noble Energy, Inc.	24,108	1,506,509
Oasis Petroleum, Inc. (a)	6,241	262,372
PBF Energy, Inc. Class A (d)	1,591	36,418
Peabody Energy Corp.	17,977	297,699
Pioneer Natural Resources Co.	9,180	1,420,697
QEP Resources, Inc.	12,086	368,502
Range Resources Corp.	10,966	867,411
SandRidge Energy, Inc. (a)(d)	32,983	178,768
SM Energy Co.	4,419	303,718
Southwestern Energy Co. (a)	23,644	917,151
Teekay Corp.	2,523	100,087
Tesoro Corp.	9,140	519,609
Ultra Petroleum Corp. (a)	10,202	220,873
Whiting Petroleum Corp. (a)	7,940	408,672
World Fuel Services Corp.	4,909	190,175
WPX Energy, Inc. (a)	13,351	256,473
		16,525,282
TOTAL ENERGY		23,418,314
Common Stocks - continued
	Shares	Value
FINANCIALS - 20.1%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	3,554	$ 640,964
American Capital Ltd. (a)	20,452	279,374
Ameriprise Financial, Inc.	13,555	1,206,395
Ares Capital Corp.	17,858	317,694
Artisan Partners Asset Management, Inc.	854	45,262
E*TRADE Financial Corp. (a)	19,125	284,963
Eaton Vance Corp. (non-vtg.)	8,130	329,021
Federated Investors, Inc. Class B (non-vtg.) (d)	6,305	183,034
Invesco Ltd.	29,888	962,095
Lazard Ltd. Class A	8,638	314,078
Legg Mason, Inc.	7,436	255,724
LPL Financial	3,774	143,638
Northern Trust Corp.	16,072	940,855
Raymond James Financial, Inc.	8,211	361,859
SEI Investments Co.	9,614	303,899
T. Rowe Price Group, Inc.	17,427	1,311,207
TD Ameritrade Holding Corp.	15,676	423,722
Waddell & Reed Financial, Inc. Class A	5,733	292,727
		8,596,511
Commercial Banks - 3.1%
Associated Banc-Corp.	11,656	197,453
Bank of Hawaii Corp.	3,102	172,595
BankUnited, Inc.	4,306	130,213
BOK Financial Corp.	1,741	116,107
CapitalSource, Inc.	13,228	160,059
CIT Group, Inc. (a)	13,537	678,339
City National Corp.	3,126	217,351
Comerica, Inc.	12,577	535,026
Commerce Bancshares, Inc.	5,154	235,177
Cullen/Frost Bankers, Inc.	3,485	251,059
East West Bancorp, Inc.	9,085	280,091
Fifth Third Bancorp	58,715	1,129,089
First Citizen Bancshares, Inc.	504	105,588
First Horizon National Corp.	16,176	199,450
First Niagara Financial Group, Inc.	23,647	252,786
First Republic Bank	7,759	335,111
Fulton Financial Corp.	12,967	163,255
Huntington Bancshares, Inc.	56,662	484,460
KeyCorp	61,995	761,919
M&T Bank Corp.	8,662	1,012,241
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Popular, Inc. (a)	6,903	$ 227,109
Regions Financial Corp.	95,060	951,551
Signature Bank (a)	3,195	292,502
SunTrust Banks, Inc.	36,319	1,263,538
SVB Financial Group (a)	3,009	262,445
Synovus Financial Corp.	57,780	192,407
TCF Financial Corp.	11,159	170,063
Valley National Bancorp (d)	13,579	140,543
Zions Bancorporation	12,301	364,602
		11,282,129
Consumer Finance - 0.2%
SLM Corp.	29,849	737,569
Diversified Financial Services - 1.4%
CBOE Holdings, Inc.	5,894	295,289
ING U.S., Inc.	5,008	155,849
Interactive Brokers Group, Inc.	3,219	52,148
IntercontinentalExchange, Inc. (a)	4,894	892,910
Leucadia National Corp.	19,920	534,454
McGraw-Hill Companies, Inc.	18,416	1,139,214
Moody's Corp.	13,068	885,618
MSCI, Inc. Class A (a)	8,048	282,082
NYSE Euronext	16,350	689,316
The NASDAQ Stock Market, Inc.	7,427	240,635
		5,167,515
Insurance - 4.4%
Alleghany Corp. (a)	1,133	457,596
Allied World Assurance Co. Holdings Ltd.	2,315	219,115
American Financial Group, Inc.	5,179	267,703
American National Insurance Co.	479	53,888
Aon PLC	20,764	1,401,570
Arch Capital Group Ltd. (a)	8,982	486,375
Arthur J. Gallagher & Co.	8,567	380,203
Aspen Insurance Holdings Ltd.	4,501	168,742
Assurant, Inc.	5,201	281,686
Assured Guaranty Ltd.	11,240	243,234
Axis Capital Holdings Ltd.	8,030	349,787
Brown & Brown, Inc.	7,861	259,334
Cincinnati Financial Corp.	11,037	540,813
CNA Financial Corp.	1,756	62,356
Endurance Specialty Holdings Ltd.	2,942	154,837
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Erie Indemnity Co. Class A	1,638	$ 131,646
Everest Re Group Ltd.	3,366	449,462
Fidelity National Financial, Inc. Class A	15,328	375,229
Genworth Financial, Inc. Class A (a)	33,201	431,281
Hanover Insurance Group, Inc.	2,924	157,399
Hartford Financial Services Group, Inc.	30,660	946,168
HCC Insurance Holdings, Inc.	6,697	298,217
Kemper Corp.	3,167	110,687
Lincoln National Corp.	18,063	752,685
Markel Corp. (a)	928	491,840
MBIA, Inc. (a)	9,381	126,644
Mercury General Corp.	1,836	81,151
Old Republic International Corp.	17,378	251,112
PartnerRe Ltd.	3,845	344,281
Principal Financial Group, Inc.	19,741	855,970
ProAssurance Corp.	4,138	221,507
Progressive Corp.	40,497	1,053,327
Protective Life Corp.	5,257	227,786
Reinsurance Group of America, Inc.	4,838	329,419
RenaissanceRe Holdings Ltd.	2,971	258,388
StanCorp Financial Group, Inc.	3,019	160,279
Torchmark Corp.	6,245	443,895
Unum Group	17,980	568,887
Validus Holdings Ltd.	6,972	247,018
W.R. Berkley Corp.	7,234	306,505
White Mountains Insurance Group Ltd.	412	246,376
XL Group PLC Class A	19,663	616,435
		15,810,833
Real Estate Investment Trusts - 7.6%
Alexandria Real Estate Equities, Inc.	4,775	327,088
American Campus Communities, Inc.	6,992	268,563
American Capital Agency Corp.	26,667	600,808
Annaly Capital Management, Inc.	63,699	759,292
Apartment Investment & Management Co. Class A	9,742	286,220
AvalonBay Communities, Inc.	8,689	1,175,969
BioMed Realty Trust, Inc.	12,462	257,465
Boston Properties, Inc.	10,195	1,090,355
Brandywine Realty Trust (SBI)	10,354	144,335
BRE Properties, Inc.	5,142	272,835
Camden Property Trust (SBI)	5,713	402,995
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.	10,911	$ 248,443
Chimera Investment Corp.	69,506	207,128
CommonWealth REIT	7,976	184,006
Corporate Office Properties Trust (SBI)	5,858	149,262
Corrections Corp. of America	7,763	256,567
DDR Corp.	17,610	300,779
Digital Realty Trust, Inc. (d)	8,636	477,484
Douglas Emmett, Inc.	9,548	238,795
Duke Realty LP	21,473	353,660
Equity Lifestyle Properties, Inc.	5,576	214,620
Essex Property Trust, Inc.	2,562	413,225
Extra Space Storage, Inc.	7,394	310,918
Federal Realty Investment Trust (SBI)	4,402	463,663
General Growth Properties, Inc.	39,934	828,231
Hatteras Financial Corp.	6,677	134,141
HCP, Inc.	30,554	1,340,404
Health Care REIT, Inc.	19,130	1,233,694
Healthcare Trust of America, Inc.	7,374	80,745
Home Properties, Inc.	3,838	244,903
Hospitality Properties Trust (SBI)	9,338	266,040
Host Hotels & Resorts, Inc.	50,053	893,947
Kilroy Realty Corp.	5,061	264,893
Kimco Realty Corp.	27,502	620,170
Liberty Property Trust (SBI)	7,168	273,889
Mack-Cali Realty Corp.	5,999	144,336
MFA Financial, Inc.	24,462	195,207
Mid-America Apartment Communities, Inc.	2,833	191,369
National Retail Properties, Inc.	7,900	276,421
Omega Healthcare Investors, Inc.	7,759	246,969
Piedmont Office Realty Trust, Inc. Class A	11,434	206,841
Plum Creek Timber Co., Inc.	10,964	534,824
Post Properties, Inc.	3,695	171,891
Prologis, Inc.	33,469	1,283,871
Rayonier, Inc.	8,494	496,389
Realty Income Corp.	13,211	573,490
Regency Centers Corp.	6,122	322,813
Retail Properties America, Inc.	9,078	127,909
Senior Housing Properties Trust (SBI)	12,556	315,783
SL Green Realty Corp.	6,156	558,041
Spirit Realty Capital, Inc.	25,004	228,287
Starwood Property Trust, Inc.	11,185	284,099
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Tanger Factory Outlet Centers, Inc.	6,502	$ 210,860
Taubman Centers, Inc.	4,251	311,258
The Macerich Co.	9,259	574,521
Two Harbors Investment Corp.	24,371	244,441
UDR, Inc.	16,894	423,026
Ventas, Inc.	19,708	1,295,604
Vornado Realty Trust	12,560	1,065,214
Weingarten Realty Investors (SBI)	8,137	254,851
Weyerhaeuser Co.	36,808	1,045,347
WP Carey, Inc. (d)	3,832	270,616
		27,439,810
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	18,777	435,063
Forest City Enterprises, Inc. Class A (a)	10,713	187,692
Howard Hughes Corp. (a)	2,665	291,045
Jones Lang LaSalle, Inc.	2,948	268,356
Realogy Holdings Corp.	8,084	363,457
The St. Joe Co. (a)	4,426	100,382
		1,645,995
Thrifts & Mortgage Finance - 0.5%
Hudson City Bancorp, Inc.	35,270	337,181
Nationstar Mortgage Holdings, Inc. (a)	1,436	66,458
New York Community Bancorp, Inc.	29,674	450,155
Ocwen Financial Corp. (a)	6,906	328,864
People's United Financial, Inc.	20,904	313,560
TFS Financial Corp. (a)	5,070	59,167
Washington Federal, Inc.	6,895	149,966
		1,705,351
TOTAL FINANCIALS		72,385,713
HEALTH CARE - 10.7%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	13,117	1,524,565
Alkermes PLC (a)	8,432	283,147
ARIAD Pharmaceuticals, Inc. (a)	12,453	231,377
BioMarin Pharmaceutical, Inc. (a)	9,368	605,641
Cubist Pharmaceuticals, Inc. (a)	4,353	271,322
Incyte Corp. (a)	6,961	162,957
Medivation, Inc. (a)	5,002	289,466
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Myriad Genetics, Inc. (a)	5,373	$ 159,417
Onyx Pharmaceuticals, Inc. (a)	4,889	641,926
Pharmacyclics, Inc. (a)	3,933	427,242
Quintiles Transnational Holdings, Inc.	1,800	80,730
Seattle Genetics, Inc. (a)	6,710	271,889
Theravance, Inc. (a)	4,913	189,445
United Therapeutics Corp. (a)	3,111	232,827
Vertex Pharmaceuticals, Inc. (a)	14,884	1,187,743
		6,559,694
Health Care Equipment & Supplies - 2.2%
Alere, Inc. (a)	5,512	184,101
Boston Scientific Corp. (a)	90,663	990,040
C.R. Bard, Inc.	5,404	619,298
CareFusion Corp. (a)	14,771	569,717
DENTSPLY International, Inc.	9,642	413,449
Edwards Lifesciences Corp. (a)	7,594	542,060
Hill-Rom Holdings, Inc.	4,054	150,282
Hologic, Inc. (a)	18,123	411,392
IDEXX Laboratories, Inc. (a)	3,642	356,880
ResMed, Inc. (d)	9,579	456,439
Sirona Dental Systems, Inc. (a)	3,663	258,608
St. Jude Medical, Inc.	19,043	997,663
Teleflex, Inc.	2,777	220,577
The Cooper Companies, Inc.	3,252	414,142
Varian Medical Systems, Inc. (a)	7,296	528,960
Zimmer Holdings, Inc.	11,311	944,242
		8,057,850
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	15,514	904,001
Brookdale Senior Living, Inc. (a)	6,640	193,357
Cardinal Health, Inc.	22,964	1,150,267
Catamaran Corp. (a)	13,841	729,041
CIGNA Corp.	19,172	1,492,157
Community Health Systems, Inc.	6,285	289,487
DaVita, Inc. (a)	6,191	720,694
HCA Holdings, Inc.	17,997	701,883
Health Management Associates, Inc. Class A (a)	17,272	232,827
Health Net, Inc. (a)	5,372	164,759
Henry Schein, Inc. (a)	5,861	608,548
Humana, Inc.	10,583	965,805
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Laboratory Corp. of America Holdings (a)	6,241	$ 603,754
LifePoint Hospitals, Inc. (a)	3,132	153,969
MEDNAX, Inc. (a)	3,350	326,357
Omnicare, Inc.	7,065	372,961
Patterson Companies, Inc.	5,843	238,920
Quest Diagnostics, Inc.	10,619	619,194
Tenet Healthcare Corp. (a)	6,896	307,906
Universal Health Services, Inc. Class B	6,112	427,534
VCA Antech, Inc. (a)	5,980	171,985
		11,375,406
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	11,857	187,459
Cerner Corp. (a)	19,926	976,374
		1,163,833
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	23,324	1,043,283
Bio-Rad Laboratories, Inc. Class A (a)	1,390	169,566
Bruker BioSciences Corp. (a)	7,229	129,544
Charles River Laboratories International, Inc. (a)	3,323	151,329
Covance, Inc. (a)	3,737	308,303
Illumina, Inc. (a)	8,360	667,295
Life Technologies Corp. (a)	11,537	860,660
Mettler-Toledo International, Inc. (a)	2,033	448,480
PerkinElmer, Inc.	7,539	257,005
QIAGEN NV (a)	15,601	326,061
Techne Corp.	2,498	184,203
Waters Corp. (a)	5,762	581,616
		5,127,345
Pharmaceuticals - 1.8%
Actavis, Inc. (a)	8,959	1,202,925
Endo Health Solutions, Inc. (a)	7,479	287,642
Forest Laboratories, Inc. (a)	17,948	781,815
Hospira, Inc. (a)	11,136	453,235
Jazz Pharmaceuticals PLC (a)	3,459	261,189
Mylan, Inc. (a)	25,638	860,411
Perrigo Co.	6,324	786,642
Salix Pharmaceuticals Ltd. (a)	4,090	302,251
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC	16,888	$ 359,883
Zoetis, Inc. Class A	33,602	1,001,676
		6,297,669
TOTAL HEALTH CARE		38,581,797
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.1%
Alliant Techsystems, Inc.	2,187	203,610
BE Aerospace, Inc. (a)	6,655	463,920
Exelis, Inc.	12,741	188,312
Hexcel Corp. (a)	6,703	236,013
Huntington Ingalls Industries, Inc.	3,359	208,863
L-3 Communications Holdings, Inc.	6,058	564,303
Rockwell Collins, Inc.	9,122	649,213
Spirit AeroSystems Holdings, Inc. Class A (a)	8,076	204,807
Textron, Inc.	18,697	511,924
TransDigm Group, Inc.	3,525	509,680
Triumph Group, Inc.	3,441	269,981
		4,010,626
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	10,799	643,836
Expeditors International of Washington, Inc.	13,915	561,053
		1,204,889
Airlines - 0.9%
Alaska Air Group, Inc.	4,686	286,643
Copa Holdings SA Class A	2,239	311,602
Delta Air Lines, Inc.	57,578	1,222,381
Southwest Airlines Co.	48,541	671,322
United Continental Holdings, Inc. (a)	22,479	783,393
		3,275,341
Building Products - 0.5%
A.O. Smith Corp.	5,233	216,228
Armstrong World Industries, Inc. (a)	1,816	90,945
Fortune Brands Home & Security, Inc.	11,125	459,574
Lennox International, Inc.	3,359	241,243
Masco Corp.	24,036	493,219
Owens Corning (a)	7,930	313,156
		1,814,365
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.2%
ADT Corp.	14,721	$ 590,018
Avery Dennison Corp.	6,751	301,972
Cintas Corp.	6,876	326,679
Clean Harbors, Inc. (a)	4,045	228,300
Copart, Inc. (a)	7,453	242,297
Covanta Holding Corp.	7,122	148,209
Iron Mountain, Inc.	11,353	315,613
KAR Auction Services, Inc.	5,010	127,454
Pitney Bowes, Inc. (d)	13,571	224,057
R.R. Donnelley & Sons Co. (d)	12,253	232,684
Republic Services, Inc.	18,213	617,603
Rollins, Inc.	4,354	111,027
Stericycle, Inc. (a)	5,820	674,771
Waste Connections, Inc.	8,238	356,376
		4,497,060
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	6,882	233,300
Chicago Bridge & Iron Co. NV	6,768	403,237
Fluor Corp.	10,963	685,845
Jacobs Engineering Group, Inc. (a)	8,817	521,966
KBR, Inc.	9,871	308,765
Quanta Services, Inc. (a)	14,089	377,726
URS Corp.	5,145	239,243
		2,770,082
Electrical Equipment - 0.9%
AMETEK, Inc.	16,375	757,835
Babcock & Wilcox Co.	7,499	229,019
Hubbell, Inc. Class B	4,006	430,044
Regal-Beloit Corp.	3,030	195,980
Rockwell Automation, Inc.	9,392	909,615
Roper Industries, Inc.	6,660	838,894
SolarCity Corp.	1,449	59,902
		3,421,289
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	4,249	287,827
Machinery - 4.0%
AGCO Corp.	6,490	365,063
CNH Global NV	2,018	94,826
Colfax Corp. (a)	5,706	302,817
Crane Co.	3,246	197,681
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Donaldson Co., Inc.	9,795	$ 355,069
Dover Corp.	11,503	985,117
Flowserve Corp.	9,643	546,565
Graco, Inc.	4,150	289,587
Harsco Corp.	5,331	137,327
IDEX Corp.	5,497	327,896
Ingersoll-Rand PLC	20,097	1,226,922
ITT Corp.	6,030	188,377
Joy Global, Inc.	7,152	354,024
Kennametal, Inc.	5,273	228,532
Lincoln Electric Holdings, Inc.	5,548	327,554
Manitowoc Co., Inc.	9,050	185,797
Navistar International Corp. (a)	3,692	126,082
Nordson Corp.	4,282	308,989
Oshkosh Truck Corp. (a)	5,962	267,217
PACCAR, Inc.	23,775	1,337,819
Pall Corp.	7,510	525,400
Parker Hannifin Corp.	10,036	1,036,518
Pentair Ltd.	13,734	838,873
Snap-On, Inc.	3,893	369,251
SPX Corp.	3,127	238,934
Stanley Black & Decker, Inc.	10,890	921,512
Terex Corp. (a)	7,426	218,918
Timken Co.	5,829	340,530
Toro Co.	3,945	194,410
Trinity Industries, Inc.	5,368	211,338
Valmont Industries, Inc.	1,809	252,609
WABCO Holdings, Inc. (a)	3,893	307,781
Wabtec Corp.	6,487	376,635
Xylem, Inc.	12,356	308,035
		14,294,005
Marine - 0.1%
Kirby Corp. (a)	3,781	319,343
Professional Services - 1.0%
Dun & Bradstreet Corp.	2,663	275,967
Equifax, Inc.	8,113	512,985
IHS, Inc. Class A (a)	4,424	485,667
Manpower, Inc.	5,142	343,846
Nielsen Holdings B.V. (d)	14,686	490,806
Robert Half International, Inc.	9,301	346,369
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Towers Watson & Co.	4,399	$ 370,528
Verisk Analytics, Inc. (a)	10,173	654,734
		3,480,902
Road & Rail - 0.9%
AMERCO	483	80,333
Avis Budget Group, Inc. (a)	7,188	227,428
Con-way, Inc.	3,760	155,852
Genesee & Wyoming, Inc. Class A (a)	2,887	258,848
Hertz Global Holdings, Inc. (a)	23,304	596,815
J.B. Hunt Transport Services, Inc.	6,164	461,869
Kansas City Southern	7,419	799,397
Landstar System, Inc.	3,111	168,181
Old Dominion Freight Lines, Inc. (a)	4,815	210,319
Ryder System, Inc.	3,465	214,276
		3,173,318
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	4,698	130,980
Fastenal Co.	19,943	977,406
GATX Corp.	3,218	145,389
MRC Global, Inc. (a)	5,510	147,778
MSC Industrial Direct Co., Inc. Class A	3,160	255,802
United Rentals, Inc. (a)	6,346	363,753
W.W. Grainger, Inc.	3,961	1,038,337
WESCO International, Inc. (a)	2,990	226,582
		3,286,027
TOTAL INDUSTRIALS		45,835,074
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.9%
Brocade Communications Systems, Inc. (a)	30,004	199,827
EchoStar Holding Corp. Class A (a)	2,808	112,208
F5 Networks, Inc. (a)	5,302	465,304
Harris Corp.	7,318	417,638
JDS Uniphase Corp. (a)	15,521	227,693
Juniper Networks, Inc. (a)	34,050	737,864
Motorola Solutions, Inc.	16,271	892,139
Palo Alto Networks, Inc.	2,192	107,276
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	11,454	$ 109,500
Riverbed Technology, Inc. (a)	11,054	172,885
		3,442,334
Computers & Peripherals - 1.1%
3D Systems Corp. (a)(d)	6,769	319,700
Diebold, Inc.	4,205	137,335
Lexmark International, Inc. Class A	4,172	156,408
NCR Corp. (a)	11,084	399,024
NetApp, Inc.	24,232	996,420
SanDisk Corp.	16,365	902,039
Stratasys Ltd. (a)	2,118	187,761
Western Digital Corp.	14,207	914,647
		4,013,334
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	10,749	844,441
Arrow Electronics, Inc. (a)	6,992	319,185
Avnet, Inc. (a)	9,154	344,831
AVX Corp.	3,215	41,120
Dolby Laboratories, Inc. Class A (d)	2,972	97,749
FLIR Systems, Inc.	9,460	307,166
Ingram Micro, Inc. Class A (a)	10,163	232,021
IPG Photonics Corp.	2,154	131,179
Jabil Circuit, Inc.	13,539	311,262
Molex, Inc.	9,420	280,999
National Instruments Corp.	6,429	181,234
Tech Data Corp. (a)	2,508	128,761
Trimble Navigation Ltd. (a)	17,237	491,944
Vishay Intertechnology, Inc. (a)	8,754	125,970
		3,837,862
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	11,950	564,040
AOL, Inc.	5,228	192,600
Equinix, Inc. (a)	3,322	595,801
IAC/InterActiveCorp	4,991	252,595
LinkedIn Corp. (a)	6,081	1,239,247
Pandora Media, Inc. (a)(d)	8,568	157,137
Rackspace Hosting, Inc. (a)	7,607	344,521
VeriSign, Inc. (a)	9,627	460,556
		3,806,497
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.5%
Alliance Data Systems Corp. (a)	3,305	$ 653,663
Amdocs Ltd.	10,843	417,130
Booz Allen Hamilton Holding Corp. Class A	2,020	43,188
Broadridge Financial Solutions, Inc.	8,215	237,742
Computer Sciences Corp.	10,110	481,843
CoreLogic, Inc. (a)	6,445	179,816
DST Systems, Inc.	2,314	162,049
Fidelity National Information Services, Inc.	19,709	850,640
Fiserv, Inc. (a)	8,956	861,925
FleetCor Technologies, Inc. (a)	4,570	410,249
Gartner, Inc. Class A (a)	6,330	379,863
Genpact Ltd.	11,243	229,245
Global Payments, Inc.	5,086	235,533
Jack Henry & Associates, Inc.	5,844	282,265
Lender Processing Services, Inc.	5,856	191,374
NeuStar, Inc. Class A (a)	4,401	246,808
Paychex, Inc.	21,863	862,277
SAIC, Inc.	19,711	301,381
Teradata Corp. (a)	10,989	649,670
The Western Union Co.	37,435	672,333
Total System Services, Inc.	10,895	298,632
Vantiv, Inc. (a)	5,792	151,113
VeriFone Systems, Inc. (a)	7,162	136,579
		8,935,318
Office Electronics - 0.3%
Xerox Corp.	82,695	802,142
Zebra Technologies Corp. Class A (a)	3,552	163,996
		966,138
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)(d)	40,792	153,786
Altera Corp.	21,538	765,891
Analog Devices, Inc.	20,730	1,023,233
Applied Materials, Inc.	80,749	1,317,016
Atmel Corp. (a)	28,582	225,798
Avago Technologies Ltd.	16,557	607,311
Cree, Inc. (a)	7,932	554,447
Fairchild Semiconductor International, Inc. (a)	8,511	107,409
First Solar, Inc. (a)	4,100	201,884
Freescale Semiconductor Holdings I Ltd. (a)	3,831	60,147
KLA-Tencor Corp.	11,157	654,135
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	10,954	$ 539,156
Linear Technology Corp.	15,733	638,130
LSI Corp.	36,707	285,580
Marvell Technology Group Ltd.	26,295	341,046
Maxim Integrated Products, Inc.	19,585	560,131
Microchip Technology, Inc.	13,273	527,469
Micron Technology, Inc. (a)	69,228	917,271
NVIDIA Corp.	38,885	561,111
ON Semiconductor Corp. (a)	30,086	247,909
Silicon Laboratories, Inc. (a)	2,837	110,813
Skyworks Solutions, Inc. (a)	12,744	306,111
Teradyne, Inc. (a)	12,882	212,424
Xilinx, Inc.	17,745	828,514
		11,746,722
Software - 3.2%
Activision Blizzard, Inc.	28,767	517,231
ANSYS, Inc. (a)	6,291	502,273
Autodesk, Inc. (a)	15,127	535,345
BMC Software, Inc. (a)	9,645	443,381
CA Technologies, Inc.	22,117	657,760
Cadence Design Systems, Inc. (a)	18,871	275,139
Citrix Systems, Inc. (a)	12,587	906,516
Compuware Corp.	14,561	165,122
Concur Technologies, Inc. (a)	3,112	276,626
Electronic Arts, Inc. (a)	20,363	531,882
FactSet Research Systems, Inc. (d)	2,934	320,334
Fortinet, Inc. (a)	9,157	194,586
Informatica Corp. (a)	7,211	275,244
Intuit, Inc.	19,964	1,276,099
MICROS Systems, Inc. (a)	5,249	255,784
NetSuite, Inc. (a)	2,338	219,515
Nuance Communications, Inc. (a)	17,590	329,988
Red Hat, Inc. (a)	12,768	660,999
Rovi Corp. (a)	6,852	154,376
ServiceNow, Inc. (a)	5,261	229,274
SolarWinds, Inc. (a)	4,417	156,759
Solera Holdings, Inc.	4,603	261,957
Splunk, Inc. (a)	6,845	342,318
Symantec Corp.	46,900	1,251,292
Synopsys, Inc. (a)	10,271	380,438
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Tableau Software, Inc.	591	$ 32,741
TIBCO Software, Inc. (a)	10,943	272,918
Workday, Inc. Class A	2,456	167,720
Zynga, Inc. (a)	38,917	115,973
		11,709,590
TOTAL INFORMATION TECHNOLOGY		48,457,795
MATERIALS - 5.4%
Chemicals - 2.4%
Airgas, Inc.	4,403	454,434
Albemarle Corp.	5,478	339,691
Ashland, Inc.	5,312	461,294
Cabot Corp.	4,316	177,042
Celanese Corp. Class A	10,733	515,828
CF Industries Holdings, Inc.	3,983	780,708
Cytec Industries, Inc.	2,803	218,354
Eastman Chemical Co.	10,411	837,357
FMC Corp.	9,156	605,761
Huntsman Corp.	13,040	234,981
International Flavors & Fragrances, Inc.	5,495	443,337
Kronos Worldwide, Inc.	1,457	24,099
NewMarket Corp.	627	170,895
Rockwood Holdings, Inc.	5,230	354,228
RPM International, Inc.	8,964	315,891
Sherwin-Williams Co.	5,951	1,036,486
Sigma Aldrich Corp.	8,047	672,407
The Scotts Miracle-Gro Co. Class A	2,863	143,866
Valspar Corp.	6,006	409,129
W.R. Grace & Co. (a)	5,105	392,166
Westlake Chemical Corp.	1,377	143,236
		8,731,190
Construction Materials - 0.3%
Eagle Materials, Inc.	3,304	222,954
Martin Marietta Materials, Inc.	3,073	306,071
Vulcan Materials Co.	8,790	414,712
		943,737
Containers & Packaging - 1.1%
Aptargroup, Inc.	4,517	263,748
Ball Corp.	9,995	447,676
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Bemis Co., Inc.	6,852	$ 282,234
Crown Holdings, Inc. (a)	9,700	425,151
Greif, Inc. Class A	2,103	116,338
MeadWestvaco Corp.	11,899	439,668
Owens-Illinois, Inc. (a)	10,961	326,090
Packaging Corp. of America	6,589	354,422
Rock-Tenn Co. Class A	4,837	553,111
Sealed Air Corp.	13,182	359,078
Silgan Holdings, Inc.	2,931	141,391
Sonoco Products Co.	6,731	259,076
		3,967,983
Metals & Mining - 1.2%
Alcoa, Inc.	71,953	572,026
Allegheny Technologies, Inc. (d)	7,322	201,868
Carpenter Technology Corp.	3,054	159,663
Cliffs Natural Resources, Inc. (d)	10,310	201,148
Compass Minerals International, Inc.	2,252	170,251
Newmont Mining Corp.	33,093	992,790
Nucor Corp.	21,390	1,000,624
Reliance Steel & Aluminum Co.	5,124	359,705
Royal Gold, Inc.	4,286	221,543
Steel Dynamics, Inc.	14,820	230,599
Tahoe Resources, Inc. (a)	5,646	85,424
United States Steel Corp. (d)	9,766	169,440
		4,365,081
Paper & Forest Products - 0.4%
Domtar Corp.	2,210	153,617
International Paper Co.	29,908	1,444,855
		1,598,472
TOTAL MATERIALS		19,606,463
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
Frontier Communications Corp. (d)	66,622	290,472
Intelsat SA	1,411	30,252
Level 3 Communications, Inc. (a)(d)	10,832	238,846
tw telecom, Inc. (a)	10,043	299,081
Windstream Corp. (d)	39,549	330,234
		1,188,885
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. (a)	19,737	$ 1,386,524
SBA Communications Corp. Class A (a)	8,578	635,544
T-Mobile US, Inc. (a)	11,593	279,507
Telephone & Data Systems, Inc.	6,379	169,107
U.S. Cellular Corp.	869	34,508
		2,505,190
TOTAL TELECOMMUNICATION SERVICES		3,694,075
UTILITIES - 6.5%
Electric Utilities - 2.5%
Edison International	21,894	1,091,416
Entergy Corp.	11,975	808,313
FirstEnergy Corp.	28,101	1,069,805
Great Plains Energy, Inc.	10,373	250,923
Hawaiian Electric Industries, Inc.	6,795	181,155
ITC Holdings Corp.	3,492	320,461
Northeast Utilities	21,212	942,025
NV Energy, Inc.	15,802	373,401
OGE Energy Corp.	13,341	498,953
Pepco Holdings, Inc.	16,644	342,034
Pinnacle West Capital Corp.	7,441	438,275
PPL Corp.	39,724	1,262,031
Westar Energy, Inc.	8,522	286,254
Xcel Energy, Inc.	33,369	999,402
		8,864,448
Gas Utilities - 0.6%
AGL Resources, Inc.	7,994	366,045
Atmos Energy Corp.	6,051	267,696
National Fuel Gas Co.	4,966	321,946
ONEOK, Inc.	13,850	733,358
Questar Corp.	11,681	278,709
UGI Corp.	7,596	318,956
		2,286,710
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	26,533	530,925
NRG Energy, Inc.	21,672	581,243
The AES Corp.	41,752	519,395
		1,631,563
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 2.7%
Alliant Energy Corp.	7,408	$ 392,402
Ameren Corp.	16,350	585,494
CenterPoint Energy, Inc.	28,788	714,518
CMS Energy Corp.	17,952	502,476
Consolidated Edison, Inc.	19,584	1,173,082
DTE Energy Co.	11,682	825,917
Integrys Energy Group, Inc.	5,287	332,024
MDU Resources Group, Inc.	12,716	356,557
NiSource, Inc.	20,983	644,598
Public Service Enterprise Group, Inc.	33,942	1,146,900
SCANA Corp.	9,424	489,200
Sempra Energy	16,361	1,433,714
TECO Energy, Inc.	14,547	257,045
Vectren Corp.	5,548	205,387
Wisconsin Energy Corp.	15,377	668,592
		9,727,906
Water Utilities - 0.2%
American Water Works Co., Inc.	11,981	511,349
Aqua America, Inc.	9,396	318,149
		829,498
TOTAL UTILITIES		23,340,125
TOTAL COMMON STOCKS (Cost $312,553,842)		357,083,183
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 9/19/13 (e) (Cost $199,971)	$ 200,000	199,993
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	5,140,927	$ 5,140,927
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,759,446	5,759,446
TOTAL MONEY MARKET FUNDS (Cost $10,900,373)		10,900,373
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $323,654,186)		368,183,549
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(7,885,210)
NET ASSETS - 100%		$ 360,298,339
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
27 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2013	$ 3,319,650	$ 77,992

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,993.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,671
Fidelity Securities Lending Cash Central Fund	16,928
Total	$ 18,599
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 60,915,168	$ 60,915,168	$ -	$ -
Consumer Staples	20,848,659	20,848,659	-	-
Energy	23,418,314	23,418,314	-	-
Financials	72,385,713	72,385,713	-	-
Health Care	38,581,797	38,581,797	-	-
Industrials	45,835,074	45,835,074	-	-
Information Technology	48,457,795	48,457,795	-	-
Materials	19,606,463	19,606,463	-	-
Telecommunication Services	3,694,075	3,694,075	-	-
Utilities	23,340,125	23,340,125	-	-
U.S. Government and Government Agency Obligations	199,993	-	199,993	-
Money Market Funds	10,900,373	10,900,373	-	-
Total Investments in Securities:	$ 368,183,549	$ 367,983,556	$ 199,993	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 77,992	$ 77,992	$ -	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $323,845,178. Net unrealized appreciation aggregated $44,338,371, of which $49,448,096 related to appreciated investment securities and $5,109,725 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Small Cap Index Fund

July 31, 2013

1.883104.101

SSP-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	19,837	$ 385,830
Cooper Tire & Rubber Co.	18,646	625,387
Dana Holding Corp.	43,218	944,313
Dorman Products, Inc.	7,424	349,522
Drew Industries, Inc.	6,723	274,500
Federal-Mogul Corp. Class A (a)	6,122	95,381
Fuel Systems Solutions, Inc. (a)	4,121	74,961
Gentherm, Inc. (a)	9,852	200,981
Modine Manufacturing Co. (a)	13,929	153,219
Remy International, Inc.	4,080	84,823
Shiloh Industries, Inc.	1,747	22,397
Spartan Motors, Inc.	9,969	60,412
Standard Motor Products, Inc.	5,871	201,904
Stoneridge, Inc. (a)	8,431	101,846
Superior Industries International, Inc.	6,745	122,826
Tenneco, Inc. (a)	17,895	864,865
Tower International, Inc. (a)	1,795	40,046
		4,603,213
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	8,287	198,225
Distributors - 0.2%
Core-Mark Holding Co., Inc.	3,383	211,945
Pool Corp.	13,743	725,356
VOXX International Corp. (a)	5,516	74,742
Weyco Group, Inc.	1,884	51,490
		1,063,533
Diversified Consumer Services - 1.2%
American Public Education, Inc. (a)	5,180	204,662
Ascent Capital Group, Inc. (a)	4,173	324,284
Bridgepoint Education, Inc. (a)	5,405	87,129
Bright Horizons Family Solutions, Inc.	3,497	123,829
Capella Education Co. (a)	3,257	159,626
Career Education Corp. (a)	16,181	52,103
Carriage Services, Inc.	4,655	87,328
Corinthian Colleges, Inc. (a)	23,378	52,367
Education Management Corp. (a)(d)	7,102	50,069
Grand Canyon Education, Inc. (a)	13,371	452,207
Hillenbrand, Inc.	16,184	401,201
ITT Educational Services, Inc. (a)(d)	6,875	180,331
JTH Holding, Inc. Class A (a)	1,348	23,509
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
K12, Inc. (a)	8,029	$ 249,702
LifeLock, Inc.	17,905	203,580
Lincoln Educational Services Corp.	7,038	44,128
Mac-Gray Corp.	3,544	52,097
Matthews International Corp. Class A	8,121	314,120
Outerwall, Inc. (a)	8,280	457,470
Regis Corp.	13,932	241,999
Sotheby's Class A (Ltd. vtg.)	20,090	904,050
Steiner Leisure Ltd. (a)	4,312	249,837
Stewart Enterprises, Inc. Class A	21,325	280,211
Strayer Education, Inc.	3,188	141,101
Universal Technical Institute, Inc.	6,234	72,938
		5,409,878
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	7,077	260,434
Ameristar Casinos, Inc.	9,620	254,641
Biglari Holdings, Inc. (a)	354	147,462
BJ's Restaurants, Inc. (a)	7,263	258,853
Bloomin' Brands, Inc.	16,341	385,648
Bob Evans Farms, Inc.	8,193	416,368
Boyd Gaming Corp. (a)(d)	16,685	222,077
Bravo Brio Restaurant Group, Inc. (a)	5,759	94,102
Buffalo Wild Wings, Inc. (a)	5,528	572,590
Caesars Entertainment Corp. (a)(d)	10,880	174,733
Carrols Restaurant Group, Inc. (a)	7,001	45,997
CEC Entertainment, Inc.	5,238	217,848
Churchill Downs, Inc.	4,053	329,144
Chuys Holdings, Inc.	4,806	169,604
Cracker Barrel Old Country Store, Inc.	5,794	567,233
Del Frisco's Restaurant Group, Inc. (a)	3,187	67,054
Denny's Corp. (a)	27,036	153,835
DineEquity, Inc.	4,891	340,756
Diversified Restaurant Holdings, Inc. (a)	3,280	23,386
Einstein Noah Restaurant Group, Inc.	1,892	30,707
Fiesta Restaurant Group, Inc. (a)	5,871	185,230
Ignite Restaurant Group, Inc. (a)	2,140	34,261
International Speedway Corp. Class A	8,176	276,758
Interval Leisure Group, Inc.	11,562	248,699
Isle of Capri Casinos, Inc. (a)	6,277	49,839
Jack in the Box, Inc. (a)	13,132	526,462
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jamba, Inc. (a)	4,932	$ 72,155
Krispy Kreme Doughnuts, Inc. (a)	19,294	405,560
Life Time Fitness, Inc. (a)	12,678	675,611
Luby's, Inc. (a)	5,897	47,412
Marcus Corp.	5,456	70,655
Marriott Vacations Worldwide Corp. (a)	8,589	377,916
Monarch Casino & Resort, Inc. (a)	2,545	52,173
Morgans Hotel Group Co. (a)	7,892	56,743
Multimedia Games Holding Co., Inc. (a)	8,499	297,380
Nathan's Famous, Inc. (a)	815	46,667
Orient Express Hotels Ltd. Class A (a)	28,193	352,694
Papa John's International, Inc. (a)	4,719	315,512
Pinnacle Entertainment, Inc. (a)	17,211	365,734
Red Robin Gourmet Burgers, Inc. (a)	4,172	237,303
Ruby Tuesday, Inc. (a)	17,978	131,599
Ruth's Hospitality Group, Inc.	10,595	126,716
Scientific Games Corp. Class A (a)	14,088	192,019
SHFL Entertainment, Inc. (a)	16,575	377,081
Sonic Corp. (a)	16,600	255,142
Speedway Motorsports, Inc.	3,377	62,373
Texas Roadhouse, Inc. Class A	18,396	449,598
The Cheesecake Factory, Inc.	15,696	666,138
Town Sports International Holdings, Inc.	7,072	89,249
Vail Resorts, Inc.	10,572	708,113
WMS Industries, Inc. (a)	16,079	414,034
		12,899,298
Household Durables - 1.1%
American Greetings Corp. Class A	7,395	140,801
Bassett Furniture Industries, Inc.	3,193	50,864
Beazer Homes USA, Inc. (a)(d)	7,425	127,636
Blyth, Inc.	2,722	38,135
Cavco Industries, Inc. (a)	2,040	111,772
CSS Industries, Inc.	2,493	66,389
Ethan Allen Interiors, Inc.	7,292	221,458
EveryWare Global, Inc. (a)	2,856	37,813
Flexsteel Industries, Inc.	1,437	35,767
Helen of Troy Ltd. (a)	9,372	398,123
Hooker Furniture Corp.	3,175	53,372
Hovnanian Enterprises, Inc. Class A (a)(d)	33,491	179,177
iRobot Corp. (a)	8,348	291,846
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home	24,673	$ 437,946
La-Z-Boy, Inc.	15,433	319,926
Libbey, Inc. (a)	6,226	153,533
Lifetime Brands, Inc.	2,972	44,521
M.D.C. Holdings, Inc.	11,486	363,417
M/I Homes, Inc. (a)	7,138	151,754
Meritage Homes Corp. (a)	10,638	481,476
NACCO Industries, Inc. Class A	1,465	89,848
Ryland Group, Inc.	13,593	549,701
Skullcandy, Inc. (a)	5,264	29,057
Standard Pacific Corp. (a)	43,694	357,417
TRI Pointe Homes, Inc.	4,347	65,596
Universal Electronics, Inc. (a)	4,439	136,854
William Lyon Homes, Inc.	4,053	91,638
Zagg, Inc. (a)	9,037	40,938
		5,066,775
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	7,703	50,686
Blue Nile, Inc. (a)	3,663	142,234
HSN, Inc.	9,964	598,438
NutriSystem, Inc.	8,486	106,160
Orbitz Worldwide, Inc. (a)	7,087	65,271
Overstock.com, Inc. (a)	3,300	112,233
PetMed Express, Inc.	5,942	99,529
Shutterfly, Inc. (a)	11,193	599,833
ValueVision Media, Inc. Class A (a)	11,667	69,185
Vitacost.com, Inc. (a)	6,555	58,471
		1,902,040
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc.	3,878	213,445
Black Diamond, Inc. (a)(d)	6,631	68,565
Brunswick Corp.	26,651	1,006,075
Callaway Golf Co.	20,892	150,005
JAKKS Pacific, Inc. (d)	5,638	33,884
Johnson Outdoors, Inc. Class A (a)	1,419	36,142
Leapfrog Enterprises, Inc. Class A (a)(d)	18,726	215,724
Marine Products Corp.	3,168	28,639
Nautilus, Inc. (a)	9,216	80,916
Smith & Wesson Holding Corp. (a)	18,894	223,705
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Steinway Musical Instruments, Inc. (a)	2,050	$ 74,518
Sturm, Ruger & Co., Inc. (d)	5,688	289,349
		2,420,967
Media - 1.5%
A.H. Belo Corp. Class A	5,824	43,680
Arbitron, Inc.	8,082	371,449
Beasley Broadcast Group, Inc. Class A	1,578	12,671
Belo Corp. Series A	30,683	437,540
Carmike Cinemas, Inc. (a)	5,370	98,378
Central European Media Enterprises Ltd. Class A (a)	22,631	76,040
Crown Media Holdings, Inc. Class A (a)	10,433	30,986
Cumulus Media, Inc. Class A (a)	22,651	96,946
Daily Journal Corp. (a)	277	37,007
Dex Media, Inc. (a)	5,076	75,632
Digital Generation, Inc. (a)	7,196	55,769
E.W. Scripps Co. Class A (a)	9,325	154,888
Entercom Communications Corp. Class A (a)	7,181	70,446
Entravision Communication Corp. Class A	16,401	93,322
Fisher Communications, Inc.	2,753	112,790
Global Sources Ltd. (a)	5,678	41,109
Gray Television, Inc. (a)	14,941	116,689
Harte-Hanks, Inc.	12,815	122,511
Hemisphere Media Group, Inc. (a)(d)	2,602	35,804
Journal Communications, Inc. Class A (a)	13,134	120,307
Live Nation Entertainment, Inc. (a)	41,558	680,720
Loral Space & Communications Ltd.	3,903	243,898
Martha Stewart Living Omnimedia, Inc. Class A (a)	8,821	22,141
MDC Partners, Inc. Class A (sub. vtg.)	7,500	184,575
Media General, Inc. Class A (a)(d)	5,849	64,281
Meredith Corp.	10,559	501,764
National CineMedia, Inc.	16,888	305,842
Nexstar Broadcasting Group, Inc. Class A	8,690	313,188
ReachLocal, Inc. (a)	3,108	40,124
Reading International, Inc. Class A (a)	5,644	35,049
Rentrak Corp. (a)	3,126	67,146
Saga Communications, Inc. Class A	1,470	76,220
Salem Communications Corp. Class A	3,196	24,194
Scholastic Corp.	7,838	239,059
Sinclair Broadcast Group, Inc. Class A	20,191	569,588
The McClatchy Co. Class A (a)	18,151	56,450
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
The New York Times Co. Class A (a)(d)	38,221	$ 465,532
Valassis Communications, Inc.	11,477	328,587
World Wrestling Entertainment, Inc. Class A	8,944	95,164
		6,517,486
Multiline Retail - 0.2%
Fred's, Inc. Class A	10,705	184,126
Gordmans Stores, Inc. (a)	2,650	37,074
Saks, Inc. (a)(d)	30,709	491,958
The Bon-Ton Stores, Inc.	4,021	75,836
Tuesday Morning Corp. (a)	12,683	142,303
		931,297
Specialty Retail - 3.5%
Aeropostale, Inc. (a)	23,105	349,579
America's Car Mart, Inc. (a)	2,365	102,357
ANN, Inc. (a)	13,884	470,529
Asbury Automotive Group, Inc. (a)	9,187	448,693
Barnes & Noble, Inc. (a)	11,901	212,433
bebe stores, Inc.	10,218	61,104
Big 5 Sporting Goods Corp.	4,964	100,620
Body Central Corp. (a)	4,905	59,154
Brown Shoe Co., Inc.	12,739	302,806
Christopher & Banks Corp. (a)	10,772	73,680
Citi Trends, Inc. (a)	4,556	64,194
Conn's, Inc. (a)	6,620	427,784
Destination Maternity Corp.	3,972	119,398
Destination XL Group, Inc. (a)	12,432	80,186
Express, Inc. (a)	25,132	566,727
Finish Line, Inc. Class A	14,457	321,813
Five Below, Inc.	9,650	374,999
Francescas Holdings Corp. (a)	12,969	322,409
Genesco, Inc. (a)	7,057	496,672
Group 1 Automotive, Inc.	6,397	465,638
Haverty Furniture Companies, Inc.	5,856	152,256
hhgregg, Inc. (a)	3,822	59,967
Hibbett Sports, Inc. (a)	7,639	448,027
Jos. A. Bank Clothiers, Inc. (a)	8,230	336,278
Kirkland's, Inc. (a)	4,134	72,676
Lithia Motors, Inc. Class A (sub. vtg.)	6,567	428,431
Lumber Liquidators Holdings, Inc. (a)	8,090	783,274
MarineMax, Inc. (a)	6,909	80,352
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Mattress Firm Holding Corp. (a)	3,967	$ 162,052
Monro Muffler Brake, Inc.	9,218	396,466
New York & Co., Inc. (a)	8,519	53,073
Office Depot, Inc. (a)	72,499	313,921
OfficeMax, Inc.	25,680	292,495
Pacific Sunwear of California, Inc. (a)	13,654	60,760
Penske Automotive Group, Inc.	12,444	462,668
Pier 1 Imports, Inc.	27,928	656,308
RadioShack Corp. (a)(d)	29,398	80,257
Rent-A-Center, Inc.	17,000	679,830
Restoration Hardware Holdings, Inc.	5,209	348,065
rue21, Inc. (a)	4,313	180,197
Sears Hometown & Outlet Stores, Inc. (a)	2,556	111,365
Select Comfort Corp. (a)	16,400	374,740
Shoe Carnival, Inc.	4,399	117,497
Sonic Automotive, Inc. Class A (sub. vtg.)	11,486	254,300
Stage Stores, Inc.	9,635	240,490
Stein Mart, Inc.	8,177	114,233
Systemax, Inc.	3,099	29,843
The Buckle, Inc.	8,228	460,603
The Cato Corp. Class A (sub. vtg.)	8,030	226,045
The Children's Place Retail Stores, Inc. (a)	6,795	367,202
The Men's Wearhouse, Inc.	14,787	590,445
The Pep Boys - Manny, Moe & Jack (a)	15,627	194,556
Tile Shop Holdings, Inc. (a)	5,474	155,626
Tilly's, Inc. (a)	2,918	42,836
Trans World Entertainment Corp.	3,159	15,795
Vitamin Shoppe, Inc. (a)	8,925	428,668
West Marine, Inc. (a)	4,972	53,996
Wet Seal, Inc. Class A (a)	26,329	115,584
Winmark Corp.	663	47,670
Zale Corp. (a)	9,629	89,357
Zumiez, Inc. (a)	6,207	171,127
		15,670,106
Textiles, Apparel & Luxury Goods - 1.4%
American Apparel, Inc. (a)	17,076	34,323
Columbia Sportswear Co.	3,799	245,111
Crocs, Inc. (a)	25,947	354,695
Culp, Inc.	2,434	46,830
Fifth & Pacific Companies, Inc. (a)	35,367	842,442
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	4,944	$ 254,418
Iconix Brand Group, Inc. (a)(d)	16,803	551,811
Maidenform Brands, Inc. (a)	6,832	159,596
Movado Group, Inc.	5,196	189,550
Oxford Industries, Inc.	3,961	268,041
Perry Ellis International, Inc.	3,644	73,244
Quiksilver, Inc. (a)	39,192	247,693
R.G. Barry Corp.	2,930	50,777
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	11,384	310,556
Steven Madden Ltd. (a)	11,800	606,756
The Jones Group, Inc.	23,579	387,167
Tumi Holdings, Inc. (a)	14,078	336,746
Unifi, Inc. (a)	4,423	101,464
Vera Bradley, Inc. (a)(d)	6,376	154,554
Wolverine World Wide, Inc.	14,770	849,423
		6,065,197
TOTAL CONSUMER DISCRETIONARY		62,748,015
CONSUMER STAPLES - 3.8%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	2,426	434,205
Coca-Cola Bottling Co. CONSOLIDATED	1,347	86,019
Craft Brew Alliance, Inc. (a)	3,063	27,567
National Beverage Corp.	3,342	59,421
		607,212
Food & Staples Retailing - 1.2%
Andersons, Inc.	5,508	326,735
Arden Group, Inc. Class A	348	45,237
Casey's General Stores, Inc.	11,271	746,478
Chefs' Warehouse Holdings (a)	4,112	82,446
Fairway Group Holdings Corp.	4,642	116,375
Harris Teeter Supermarkets, Inc.	14,556	715,864
Ingles Markets, Inc. Class A	3,737	106,355
Nash-Finch Co.	3,618	84,842
Natural Grocers by Vitamin Cottage, Inc.	2,616	93,757
PriceSmart, Inc.	5,552	505,399
Rite Aid Corp. (a)	215,122	645,366
Roundy's, Inc.	7,463	68,063
Spartan Stores, Inc.	6,444	126,753
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
SUPERVALU, Inc. (a)(d)	59,805	$ 479,038
Susser Holdings Corp. (a)	5,320	275,150
The Pantry, Inc. (a)	6,925	86,216
United Natural Foods, Inc. (a)	14,492	849,231
Village Super Market, Inc. Class A	1,849	68,136
Weis Markets, Inc.	3,221	161,759
		5,583,200
Food Products - 1.7%
Alico, Inc.	848	38,855
Annie's, Inc. (a)	4,041	166,934
B&G Foods, Inc. Class A	15,570	542,459
Boulder Brands, Inc. (a)	17,545	226,506
Cal-Maine Foods, Inc.	4,373	221,624
Calavo Growers, Inc.	3,609	98,020
Chiquita Brands International, Inc. (a)	13,721	165,750
Darling International, Inc. (a)	34,762	705,669
Diamond Foods, Inc. (a)	6,568	133,922
Dole Food Co., Inc. (a)	15,124	195,100
Farmer Brothers Co. (a)	1,769	28,180
Fresh Del Monte Produce, Inc.	11,131	312,670
Griffin Land & Nurseries, Inc.	750	23,865
Hain Celestial Group, Inc. (a)	11,294	824,010
Inventure Foods, Inc. (a)	4,138	36,704
J&J Snack Foods Corp.	4,406	351,070
John B. Sanfilippo & Son, Inc.	2,382	51,404
Lancaster Colony Corp.	5,427	450,604
Lifeway Foods, Inc.	1,363	24,098
Limoneira Co.	2,952	66,243
Omega Protein Corp. (a)	5,870	49,132
Pilgrims Pride Corp. (a)	17,887	297,282
Post Holdings, Inc. (a)	9,631	446,782
Sanderson Farms, Inc.	6,793	479,858
Seaboard Corp.	87	245,340
Seneca Foods Corp. Class A (a)	2,400	84,360
Snyders-Lance, Inc.	13,964	441,961
Tootsie Roll Industries, Inc.	5,755	194,864
TreeHouse Foods, Inc. (a)	10,666	757,179
		7,660,445
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	12,290	92,667
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Harbinger Group, Inc. (a)	9,721	$ 77,379
Oil-Dri Corp. of America	1,414	45,050
Orchids Paper Products Co.	1,778	48,219
Spectrum Brands Holdings, Inc.	6,360	358,831
WD-40 Co.	4,557	262,073
		884,219
Personal Products - 0.4%
Elizabeth Arden, Inc. (a)	7,552	310,085
Inter Parfums, Inc.	4,850	159,953
LifeVantage Corp. (a)	33,347	87,036
MediFast, Inc. (a)	4,057	110,918
Nature's Sunshine Products, Inc.	3,202	58,276
Nutraceutical International Corp.	2,526	56,128
Prestige Brands Holdings, Inc. (a)	15,086	511,566
Revlon, Inc. (a)	3,352	84,102
Star Scientific, Inc. (a)(d)	48,964	90,094
Synutra International, Inc. (a)	5,113	25,207
The Female Health Co.	6,488	59,560
USANA Health Sciences, Inc. (a)	1,773	146,485
		1,699,410
Tobacco - 0.2%
Alliance One International, Inc. (a)	25,876	98,588
Universal Corp.	6,855	420,212
Vector Group Ltd.	17,551	292,224
		811,024
TOTAL CONSUMER STAPLES		17,245,510
ENERGY - 5.3%
Energy Equipment & Services - 1.8%
Basic Energy Services, Inc. (a)	8,819	100,889
Bolt Technology Corp.	2,533	45,923
Bristow Group, Inc.	10,645	723,966
C&J Energy Services, Inc. (a)(d)	13,261	256,600
Cal Dive International, Inc. (a)(d)	28,745	56,340
Carbo Ceramics, Inc. (d)	5,826	511,872
Dawson Geophysical Co. (a)	2,381	85,906
Era Group, Inc. (a)	5,933	144,706
Exterran Holdings, Inc. (a)	16,972	538,861
Forum Energy Technologies, Inc. (a)	11,607	335,210
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Geospace Technologies Corp. (a)	3,800	$ 282,758
Global Geophysical Services, Inc. (a)	6,741	29,593
Gulf Island Fabrication, Inc.	4,220	104,361
Gulfmark Offshore, Inc. Class A	7,854	386,810
Helix Energy Solutions Group, Inc. (a)	31,177	790,960
Hercules Offshore, Inc. (a)	47,084	324,880
Hornbeck Offshore Services, Inc. (a)	10,534	557,775
ION Geophysical Corp. (a)	39,152	240,785
Key Energy Services, Inc. (a)	44,811	284,102
Matrix Service Co. (a)	7,709	122,188
Mitcham Industries, Inc. (a)	3,756	63,589
Natural Gas Services Group, Inc. (a)	3,667	89,291
Newpark Resources, Inc. (a)	25,390	290,462
Nuverra Environmental Solutions, Inc. (a)(d)	41,945	123,738
Parker Drilling Co. (a)	35,036	212,669
PHI, Inc. (non-vtg.) (a)	3,703	130,346
Pioneer Energy Services Corp. (a)	18,263	123,823
RigNet, Inc. (a)	3,504	95,659
SEACOR Holdings, Inc.	5,911	517,567
Tesco Corp. (a)	8,937	118,326
TETRA Technologies, Inc. (a)	23,096	233,732
TGC Industries, Inc.	4,454	39,952
Vantage Drilling Co. (a)(d)	59,385	109,268
Willbros Group, Inc. (a)	11,778	84,566
		8,157,473
Oil, Gas & Consumable Fuels - 3.5%
Abraxas Petroleum Corp. (a)	24,086	58,770
Adams Resources & Energy, Inc.	621	41,526
Alon USA Energy, Inc.	6,887	94,076
Alpha Natural Resources, Inc. (a)	64,927	353,203
Amyris, Inc. (a)	7,727	21,249
APCO Oil and Gas International, Inc. (a)	2,682	45,755
Approach Resources, Inc. (a)	10,260	271,787
Arch Coal, Inc. (d)	62,411	243,403
Berry Petroleum Co. Class A (d)	15,504	628,687
Bill Barrett Corp. (a)	14,350	321,727
Bonanza Creek Energy, Inc. (a)	8,694	354,194
BPZ Energy, Inc. (a)(d)	34,598	83,381
Callon Petroleum Co. (a)	11,659	46,636
Carrizo Oil & Gas, Inc. (a)	11,893	376,651
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Clayton Williams Energy, Inc. (a)	1,729	$ 98,432
Clean Energy Fuels Corp. (a)	20,059	258,962
Cloud Peak Energy, Inc. (a)	17,904	287,001
Comstock Resources, Inc.	14,202	238,168
Contango Oil & Gas Co.	3,805	147,101
Crimson Exploration, Inc. (a)	6,353	20,393
Crosstex Energy, Inc.	14,071	282,686
Delek US Holdings, Inc.	10,969	331,812
Diamondback Energy, Inc.	5,261	200,865
Emerald Oil, Inc. (a)	10,730	77,256
Endeavour International Corp. (a)(d)	13,867	59,073
Energy XXI (Bermuda) Ltd.	23,358	627,162
EPL Oil & Gas, Inc. (a)	8,819	283,619
Equal Energy Ltd.	10,457	43,881
Evolution Petroleum Corp. (a)	5,001	61,862
EXCO Resources, Inc. (d)	39,958	346,436
Forest Oil Corp. (a)	35,081	179,615
Frontline Ltd. (NY Shares) (a)(d)	15,136	39,656
FX Energy, Inc. (a)	15,647	57,268
GasLog Ltd.	7,531	104,681
Gastar Exploration Ltd. (a)	18,124	59,809
Goodrich Petroleum Corp. (a)(d)	7,767	147,728
Green Plains Renewable Energy, Inc. (a)	7,477	123,819
Halcon Resources Corp. (a)(d)	60,924	333,864
Hallador Energy Co.	2,636	20,772
Isramco, Inc. (a)	271	29,826
KiOR, Inc. Class A (a)	12,927	62,179
Knightsbridge Tankers Ltd. (d)	7,200	55,152
Kodiak Oil & Gas Corp. (a)	78,146	758,798
L&L Energy, Inc. (a)	8,863	27,741
Magnum Hunter Resources Corp. (a)(d)	50,632	193,921
Matador Resources Co. (a)	14,572	190,893
Midstates Petroleum Co., Inc. (a)	9,733	58,398
Miller Energy Resources, Inc. (a)	8,963	44,725
Nordic American Tanker Shipping Ltd.	19,389	183,808
Northern Oil & Gas, Inc. (a)	18,779	248,071
Panhandle Royalty Co. Class A	2,051	61,038
PDC Energy, Inc. (a)	8,951	493,648
Penn Virginia Corp. (a)(d)	16,239	81,845
Petroquest Energy, Inc. (a)	16,691	75,110
Quicksilver Resources, Inc. (a)(d)	36,689	53,199
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Renewable Energy Group, Inc. (a)	6,270	$ 97,687
Rentech, Inc.	66,544	142,404
Resolute Energy Corp. (a)	19,956	167,032
Rex American Resources Corp. (a)	1,614	58,733
Rex Energy Corp. (a)	13,329	255,784
Rosetta Resources, Inc. (a)	17,981	820,113
Sanchez Energy Corp. (a)(d)	8,383	198,258
Scorpio Tankers, Inc.	47,849	476,098
SemGroup Corp. Class A	12,398	699,743
Ship Finance International Ltd. (NY Shares)	15,035	241,913
Solazyme, Inc. (a)(d)	14,085	158,738
Stone Energy Corp. (a)	14,694	357,946
Swift Energy Co. (a)	12,738	162,282
Synergy Resources Corp. (a)	12,093	93,721
Targa Resources Corp.	9,709	661,863
Teekay Tankers Ltd. (d)	18,270	51,521
Triangle Petroleum Corp. (a)	13,612	96,645
Ur-Energy, Inc. (a)(d)	35,915	43,360
Uranium Energy Corp. (a)	25,133	58,057
VAALCO Energy, Inc. (a)	17,040	105,648
W&T Offshore, Inc.	10,222	166,516
Warren Resources, Inc. (a)	21,467	61,610
Western Refining, Inc.	15,955	480,724
Westmoreland Coal Co. (a)	3,544	45,257
ZaZa Energy Corp. (a)	11,941	14,807
		15,707,778
TOTAL ENERGY		23,865,251
FINANCIALS - 22.6%
Capital Markets - 2.6%
Apollo Investment Corp.	66,060	537,068
Arlington Asset Investment Corp.	4,736	119,726
BGC Partners, Inc. Class A	37,365	234,652
BlackRock Kelso Capital Corp.	21,562	217,992
Calamos Asset Management, Inc. Class A	5,852	62,324
Capital Southwest Corp.	994	144,110
CIFI Corp. (a)	2,086	14,227
Cohen & Steers, Inc.	5,541	190,444
Cowen Group, Inc. Class A (a)	28,645	92,523
Diamond Hill Investment Group, Inc.	831	86,033
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Evercore Partners, Inc. Class A	9,329	$ 442,381
FBR & Co. (a)	2,602	74,651
Fidus Investment Corp.	4,050	78,732
Fifth Street Finance Corp.	35,402	383,758
Financial Engines, Inc.	14,453	689,986
Firsthand Technology Value Fund, Inc. (a)	2,447	52,415
FXCM, Inc. Class A	10,818	178,497
GAMCO Investors, Inc. Class A	1,777	100,241
Garrison Capital, Inc.	1,798	26,790
GFI Group, Inc.	20,559	82,236
Gladstone Capital Corp.	6,060	52,237
Gladstone Investment Corp.	7,502	53,864
Golub Capital BDC, Inc.	10,176	185,000
Greenhill & Co., Inc.	8,301	417,872
GSV Capital Corp. (a)	5,618	51,967
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,417	52,430
Hercules Technology Growth Capital, Inc.	18,151	253,025
HFF, Inc.	9,763	205,023
Horizon Technology Finance Corp.	2,355	32,946
ICG Group, Inc. (a)	11,202	135,880
INTL FCStone, Inc. (a)	4,118	76,224
Investment Technology Group, Inc. (a)	11,014	156,509
Janus Capital Group, Inc.	43,931	411,633
JMP Group, Inc.	4,648	33,001
KCAP Financial, Inc.	8,463	88,608
KCG Holdings, Inc. Class A	20,967	193,316
Ladenburg Thalmann Financial Services, Inc. (a)	30,374	57,103
Main Street Capital Corp.	10,225	312,169
Manning & Napier, Inc. Class A	4,032	72,374
MCG Capital Corp.	21,026	115,433
Medallion Financial Corp.	5,548	83,719
Medley Capital Corp.	8,482	123,837
MVC Capital, Inc.	6,709	85,338
New Mountain Finance Corp.	9,186	133,197
NGP Capital Resources Co.	6,076	39,980
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,940	56,330
PennantPark Floating Rate Capital Ltd.	3,034	42,658
PennantPark Investment Corp.	19,496	227,128
Piper Jaffray Companies (a)	5,104	171,239
Prospect Capital Corp.	71,388	781,699
Pzena Investment Management, Inc.	3,405	24,244
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Safeguard Scientifics, Inc. (a)	6,143	$ 91,838
Solar Capital Ltd.	13,235	291,567
Solar Senior Capital Ltd.	3,288	62,275
Stellus Capital Investment Corp.	3,484	52,783
Stifel Financial Corp. (a)	18,720	704,808
SWS Group, Inc. (a)	8,496	50,636
TCP Capital Corp.	7,674	121,940
THL Credit, Inc.	7,728	120,402
TICC Capital Corp.	15,355	154,164
Triangle Capital Corp.	8,124	235,921
Virtus Investment Partners, Inc. (a)	1,714	319,661
Walter Investment Management Corp. (a)	10,866	432,358
Westwood Holdings Group, Inc.	2,040	101,470
WhiteHorse Finance, Inc. (d)	2,067	32,762
WisdomTree Investments, Inc. (a)	29,635	383,773
		11,691,127
Commercial Banks - 7.0%
1st Source Corp.	4,401	120,059
1st United Bancorp, Inc.	8,751	68,083
Access National Corp.	2,164	32,958
American National Bankshares, Inc.	2,299	54,808
Ameris Bancorp (a)	7,061	135,924
Ames National Corp.	2,725	62,348
Arrow Financial Corp.	3,000	79,020
BancFirst Corp.	2,048	107,069
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	8,599	216,609
Bancorp, Inc., Delaware (a)	9,723	145,845
BancorpSouth, Inc.	28,040	550,986
Bank of Kentucky Financial Corp.	1,807	49,602
Bank of Marin Bancorp	1,594	67,187
Bank of the Ozarks, Inc.	9,178	438,525
Banner Bank	5,762	213,655
Bar Harbor Bankshares	1,159	45,502
BBCN Bancorp, Inc.	23,311	340,574
BNC Bancorp	5,399	71,645
Boston Private Financial Holdings, Inc.	23,468	259,321
Bridge Bancorp, Inc.	2,662	57,073
Bridge Capital Holdings (a)	2,801	46,188
Bryn Mawr Bank Corp.	3,959	110,694
C & F Financial Corp.	979	52,905
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Camden National Corp.	2,234	$ 86,925
Capital Bank Financial Corp. Series A	7,278	139,010
Capital City Bank Group, Inc. (a)	3,694	46,249
Cardinal Financial Corp.	8,921	145,948
Cascade Bancorp (a)	1,863	11,048
Cathay General Bancorp	23,229	551,921
Center Bancorp, Inc.	3,451	52,007
Centerstate Banks of Florida, Inc.	8,835	87,113
Central Pacific Financial Corp.	6,450	119,906
Century Bancorp, Inc. Class A (non-vtg.)	1,021	36,317
Chemical Financial Corp.	8,080	241,269
Chemung Financial Corp.	1,073	35,656
Citizens & Northern Corp.	3,569	70,452
City Holding Co.	4,588	203,065
CNB Financial Corp., Pennsylvania	3,626	64,833
CoBiz, Inc.	10,422	104,637
Columbia Banking Systems, Inc.	15,044	375,799
Community Bank System, Inc.	11,750	394,095
Community Trust Bancorp, Inc.	4,077	162,468
CommunityOne Bancorp (a)	3,091	26,274
ConnectOne Bancorp, Inc.	542	17,268
CU Bancorp (a)	2,745	48,724
Customers Bancorp, Inc. (a)	5,886	98,591
CVB Financial Corp.	26,987	353,260
Eagle Bancorp, Inc., Maryland	6,576	172,752
Enterprise Bancorp, Inc.	2,133	42,895
Enterprise Financial Services Corp.	5,356	99,247
Farmers Capital Bank Corp. (a)	2,250	54,945
Fidelity Southern Corp.	3,064	47,308
Financial Institutions, Inc.	4,042	81,365
First Bancorp, North Carolina	5,821	92,146
First Bancorp, Puerto Rico (a)	21,348	160,750
First Busey Corp.	21,121	105,394
First Commonwealth Financial Corp.	28,856	216,709
First Community Bancshares, Inc.	5,277	84,221
First Connecticut Bancorp, Inc.	4,907	73,605
First Financial Bancorp, Ohio	16,896	272,195
First Financial Bankshares, Inc.	9,312	574,085
First Financial Corp., Indiana	3,221	106,808
First Financial Holdings, Inc.	7,085	392,792
First Interstate Bancsystem, Inc.	5,156	121,527
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First M&F Corp.	2,491	$ 44,165
First Merchants Corp.	8,487	158,877
First Midwest Bancorp, Inc., Delaware	22,136	338,017
First NBC Bank Holding Co.	1,229	32,151
First of Long Island Corp.	2,308	83,042
First Security Group, Inc. (a)	18,362	43,885
FirstMerit Corp.	48,784	1,093,737
Flushing Financial Corp.	9,095	172,441
FNB Corp., Pennsylvania	42,678	539,450
German American Bancorp, Inc.	3,703	102,462
Glacier Bancorp, Inc.	21,272	517,760
Great Southern Bancorp, Inc.	3,002	87,658
Guaranty Bancorp	4,346	54,499
Hampton Roads Bankshares, Inc. (a)	9,809	16,675
Hancock Holding Co.	24,969	817,984
Hanmi Financial Corp. (a)	9,406	159,902
Heartland Financial USA, Inc.	4,360	122,080
Heritage Commerce Corp. (a)	6,067	44,592
Heritage Financial Corp., Washington	4,412	70,107
Heritage Oaks Bancorp (a)	5,904	39,262
Home Bancshares, Inc.	13,345	364,585
Home Federal Bancorp, Inc.	4,265	59,795
HomeTrust Bancshares, Inc.	6,149	99,798
Horizon Bancorp Industries	2,559	61,339
Hudson Valley Holding Corp.	4,813	99,725
IBERIABANK Corp.	8,741	513,971
Independent Bank Corp., Massachusetts	6,722	250,327
Independent Bank Group, Inc.	1,125	39,128
International Bancshares Corp.	15,759	381,525
Intervest Bancshares Corp. Class A (a)	5,344	39,546
Investors Bancorp, Inc.	13,784	306,005
Lakeland Bancorp, Inc.	8,727	98,091
Lakeland Financial Corp.	4,796	151,314
LCNB Corp.	1,816	39,680
Macatawa Bank Corp. (a)	7,086	36,776
MainSource Financial Group, Inc.	5,976	86,413
MB Financial, Inc.	16,145	464,653
Mercantile Bank Corp.	2,534	50,604
Merchants Bancshares, Inc.	1,637	50,812
Metro Bancorp, Inc. (a)	4,197	91,746
Metrocorp Bancshares, Inc.	4,620	49,434
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Middleburg Financial Corp.	1,580	$ 32,990
Midsouth Bancorp, Inc.	2,417	39,397
MidWestOne Financial Group, Inc.	1,978	51,606
National Bank Holdings Corp.	15,339	306,780
National Bankshares, Inc.	2,047	78,298
National Penn Bancshares, Inc.	34,516	372,428
NBT Bancorp, Inc.	12,864	290,340
NewBridge Bancorp (a)	7,428	60,835
Northrim Bancorp, Inc.	1,907	48,667
OFG Bancorp	13,637	251,875
Old National Bancorp, Indiana	29,901	430,873
OmniAmerican Bancorp, Inc. (a)	3,334	78,816
Pacific Continental Corp.	5,286	65,176
Pacific Premier Bancorp, Inc. (a)	4,558	59,391
PacWest Bancorp	11,176	395,854
Palmetto Bancshares, Inc. (a)	1,317	17,661
Park National Corp.	3,366	265,577
Park Sterling Corp.	13,078	87,623
Peapack-Gladstone Financial Corp.	2,633	51,501
Penns Woods Bancorp, Inc.	1,109	50,947
Peoples Bancorp, Inc.	3,159	71,046
Pinnacle Financial Partners, Inc. (a)	10,323	293,999
Preferred Bank, Los Angeles (a)	3,459	58,768
PrivateBancorp, Inc.	19,156	451,890
Prosperity Bancshares, Inc.	17,749	1,047,546
Renasant Corp.	7,436	203,746
Republic Bancorp, Inc., Kentucky Class A	2,851	74,611
S&T Bancorp, Inc.	8,730	213,710
S.Y. Bancorp, Inc.	4,059	112,150
Sandy Spring Bancorp, Inc.	7,348	179,585
Seacoast Banking Corp., Florida (a)	21,856	51,580
Sierra Bancorp	3,639	57,423
Simmons First National Corp. Class A	4,799	131,253
Southside Bancshares, Inc.	5,269	131,672
Southwest Bancorp, Inc., Oklahoma (a)	5,821	87,082
State Bank Financial Corp.	9,338	149,034
StellarOne Corp.	6,689	141,673
Sterling Bancorp, New York	9,081	123,048
Sterling Financial Corp.	10,045	266,494
Suffolk Bancorp (a)	3,406	61,819
Sun Bancorp, Inc., New Jersey (a)	11,968	39,734
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Susquehanna Bancshares, Inc.	55,018	$ 731,739
Taylor Capital Group, Inc. (a)	5,086	114,079
Texas Capital Bancshares, Inc. (a)	12,007	546,198
The First Bancorp, Inc.	2,832	50,693
Tompkins Financial Corp.	4,267	192,570
TowneBank	7,719	123,272
Trico Bancshares	4,734	102,538
TriState Capital Holdings, Inc. (a)	1,958	26,198
Trustmark Corp.	19,681	530,797
UMB Financial Corp.	9,557	571,509
Umpqua Holdings Corp.	32,974	555,282
Union First Market Bankshares Corp.	5,985	132,269
United Bankshares, Inc., West Virginia	14,829	419,957
United Community Banks, Inc., Georgia (a)	12,854	175,200
Univest Corp. of Pennsylvania	4,911	99,644
VantageSouth Bancshares, Inc. (a)	3,460	17,473
ViewPoint Financial Group	11,761	253,685
Virginia Commerce Bancorp, Inc. (a)	8,102	121,773
Washington Banking Co., Oak Harbor	4,496	65,417
Washington Trust Bancorp, Inc.	4,235	136,960
Webster Financial Corp.	26,625	725,265
WesBanco, Inc.	7,629	224,674
West Bancorp., Inc.	4,615	63,133
Westamerica Bancorp.	7,862	377,297
Western Alliance Bancorp. (a)	21,908	388,429
Wilshire Bancorp, Inc.	18,159	159,618
Wintrust Financial Corp.	10,845	443,669
Yadkin Financial Corp. (a)	4,263	66,460
		31,772,468
Consumer Finance - 0.8%
Cash America International, Inc.	8,401	352,842
Consumer Portfolio Services, Inc. (a)	5,063	32,910
Credit Acceptance Corp. (a)	2,092	235,329
DFC Global Corp. (a)	11,910	184,486
Encore Capital Group, Inc. (a)	6,869	266,929
EZCORP, Inc. (non-vtg.) Class A (a)	14,990	271,019
First Cash Financial Services, Inc. (a)	8,586	458,492
First Marblehead Corp. (a)	26,816	45,587
Green Dot Corp. Class A (a)	7,649	178,069
Imperial Holdings, Inc. (a)	5,046	37,391
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Nelnet, Inc. Class A	6,788	$ 263,917
Nicholas Financial, Inc.	3,013	46,912
Portfolio Recovery Associates, Inc. (a)	4,981	743,713
Regional Management Corp. (a)	1,588	49,085
World Acceptance Corp. (a)	2,737	227,937
		3,394,618
Diversified Financial Services - 0.3%
California First National Bancorp	699	12,086
Gain Capital Holdings, Inc.	3,137	17,065
MarketAxess Holdings, Inc.	11,063	571,957
Marlin Business Services Corp.	2,446	55,964
NewStar Financial, Inc. (a)	7,748	119,319
PHH Corp. (a)	16,835	381,481
PICO Holdings, Inc. (a)	6,649	145,547
Resource America, Inc. Class A	3,648	30,278
		1,333,697
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	13,287	332,706
American Equity Investment Life Holding Co.	18,814	342,415
American Safety Insurance Group Ltd. (a)	2,823	84,577
Amerisafe, Inc.	5,415	193,478
Amtrust Financial Services, Inc.	8,302	345,612
Argo Group International Holdings, Ltd.	8,029	358,495
Baldwin & Lyons, Inc. Class B	2,669	71,289
Citizens, Inc. Class A (a)	12,744	90,992
CNO Financial Group, Inc.	65,499	935,326
Crawford & Co. Class B	7,764	61,025
Donegal Group, Inc. Class A	1,590	21,863
Eastern Insurance Holdings, Inc.	1,881	36,736
eHealth, Inc. (a)	5,744	176,571
EMC Insurance Group	1,325	38,425
Employers Holdings, Inc.	9,151	240,580
Enstar Group Ltd. (a)	2,804	402,879
FBL Financial Group, Inc. Class A	2,650	117,210
First American Financial Corp.	31,858	724,132
Fortegra Financial Corp. (a)	1,904	12,852
Global Indemnity PLC (a)	2,757	71,627
Greenlight Capital Re, Ltd. (a)	8,228	217,548
Hallmark Financial Services, Inc. (a)	4,157	40,614
HCI Group, Inc.	2,741	100,047
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Health Insurance Innovations	1,376	$ 16,691
Hilltop Holdings, Inc. (a)	18,332	312,194
Horace Mann Educators Corp.	11,693	331,380
Independence Holding Co.	2,322	32,578
Infinity Property & Casualty Corp.	3,384	219,994
Investors Title Co.	398	29,679
Kansas City Life Insurance Co.	1,124	49,467
Maiden Holdings Ltd.	14,683	178,545
Meadowbrook Insurance Group, Inc.	14,806	112,378
Montpelier Re Holdings Ltd.	13,610	367,606
National Interstate Corp.	1,953	53,219
National Western Life Insurance Co. Class A	643	137,570
Navigators Group, Inc. (a)	3,046	176,546
OneBeacon Insurance Group Ltd.	6,653	96,469
Phoenix Companies, Inc. (a)	1,712	73,051
Platinum Underwriters Holdings Ltd.	9,389	545,407
Primerica, Inc.	16,790	689,062
RLI Corp.	6,262	516,865
Safety Insurance Group, Inc.	3,778	203,143
Selective Insurance Group, Inc.	16,385	400,613
State Auto Financial Corp.	4,412	89,564
Stewart Information Services Corp.	6,283	194,333
Symetra Financial Corp.	23,963	430,855
Tower Group International Ltd.	16,889	369,362
United Fire Group, Inc.	6,063	157,699
Universal Insurance Holdings, Inc.	8,764	68,885
		10,870,154
Real Estate Investment Trusts - 7.5%
Acadia Realty Trust (SBI)	16,125	415,703
AG Mortgage Investment Trust, Inc.	8,216	149,038
Agree Realty Corp.	3,899	117,594
Alexanders, Inc.	615	185,730
American Assets Trust, Inc.	9,884	320,242
American Capital Mortgage Investment Corp.	17,323	339,184
American Realty Capital Properties, Inc.	45,387	655,842
American Residential Properties, Inc. (a)	4,032	70,721
AmREIT, Inc. Class B	4,782	87,463
Anworth Mortgage Asset Corp.	42,579	206,934
Apollo Commercial Real Estate Finance, Inc.	10,693	171,409
Apollo Residential Mortgage, Inc.	9,413	150,890
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ares Commercial Real Estate Corp.	2,041	$ 26,819
Armada Hoffler Properties, Inc.	5,679	61,731
Armour Residential REIT, Inc.	109,998	490,591
Ashford Hospitality Trust, Inc.	15,397	179,683
Associated Estates Realty Corp.	14,847	226,862
Aviv REIT, Inc.	3,412	84,959
Campus Crest Communities, Inc.	18,969	215,298
CapLease, Inc.	26,189	222,083
Capstead Mortgage Corp.	28,095	332,083
Cedar Shopping Centers, Inc.	21,265	117,808
Chambers Street Properties (d)	73,384	593,677
Chatham Lodging Trust	5,213	91,019
Chesapeake Lodging Trust	14,262	326,742
Colonial Properties Trust (SBI)	26,080	631,397
Colony Financial, Inc.	18,970	384,712
Coresite Realty Corp.	6,110	207,496
Cousins Properties, Inc.	31,541	323,295
CubeSmart	39,229	635,510
CyrusOne, Inc.	5,647	114,916
CYS Investments, Inc.	51,331	426,047
DCT Industrial Trust, Inc.	85,556	642,526
DiamondRock Hospitality Co.	57,443	557,197
DuPont Fabros Technology, Inc.	18,353	420,467
Dynex Capital, Inc.	16,194	155,624
EastGroup Properties, Inc.	8,873	548,884
Education Realty Trust, Inc.	33,503	315,933
Ellington Residential Mortgage REIT	1,928	29,923
EPR Properties	13,839	697,209
Equity One, Inc.	17,595	407,148
Excel Trust, Inc.	14,037	182,200
FelCor Lodging Trust, Inc. (a)	36,707	221,710
First Industrial Realty Trust, Inc.	31,590	516,812
First Potomac Realty Trust	17,287	234,585
Franklin Street Properties Corp.	26,488	352,555
Getty Realty Corp.	7,532	155,084
Gladstone Commercial Corp.	3,703	68,913
Glimcher Realty Trust	42,536	478,105
Government Properties Income Trust	16,063	405,912
Gramercy Property Trust, Inc. (a)	17,585	83,529
Healthcare Realty Trust, Inc.	26,575	683,243
Hersha Hospitality Trust	59,664	350,228
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods Properties, Inc. (SBI)	24,130	$ 875,436
Hudson Pacific Properties, Inc.	12,738	276,415
Inland Real Estate Corp.	25,225	259,565
Invesco Mortgage Capital, Inc.	39,770	653,421
Investors Real Estate Trust	29,671	256,357
iStar Financial, Inc. (a)	25,148	285,681
JAVELIN Mortgage Investment Corp.	3,973	53,198
Kite Realty Group Trust	27,038	156,009
LaSalle Hotel Properties (SBI)	28,110	757,283
Lexington Corporate Properties Trust	49,688	623,088
LTC Properties, Inc.	10,232	395,671
Medical Properties Trust, Inc.	44,225	645,685
Monmouth Real Estate Investment Corp. Class A	12,382	121,096
MPG Office Trust, Inc. (a)	12,865	40,267
National Health Investors, Inc.	7,237	452,964
New Residential Investment Corp.	74,591	494,538
New York Mortgage Trust, Inc. (d)	18,809	121,130
NorthStar Realty Finance Corp.	58,523	573,525
One Liberty Properties, Inc.	3,469	80,585
Parkway Properties, Inc.	12,907	225,873
Pebblebrook Hotel Trust	18,069	481,539
Pennsylvania Real Estate Investment Trust (SBI)	20,054	415,118
PennyMac Mortgage Investment Trust	17,359	383,287
Potlatch Corp.	11,925	525,058
PS Business Parks, Inc.	5,362	392,874
RAIT Financial Trust	20,731	156,726
Ramco-Gershenson Properties Trust (SBI)	17,605	272,701
Redwood Trust, Inc. (d)	24,222	410,321
Resource Capital Corp.	37,436	248,575
Retail Opportunity Investments Corp.	19,538	267,671
RLJ Lodging Trust	36,371	880,906
Rouse Properties, Inc.	6,631	134,941
Ryman Hospitality Properties, Inc. (d)	13,001	484,287
Sabra Health Care REIT, Inc.	11,029	289,401
Saul Centers, Inc.	2,300	104,374
Select Income (REIT)	5,075	136,924
Silver Bay Realty Trust Corp.	4,466	71,858
Sovran Self Storage, Inc.	9,230	637,793
Spirit Realty Capital, Inc.	1,312	11,979
Stag Industrial, Inc.	12,351	256,036
Strategic Hotel & Resorts, Inc. (a)	53,458	473,638
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Summit Hotel Properties, Inc.	19,333	$ 195,650
Sun Communities, Inc.	10,560	511,315
Sunstone Hotel Investors, Inc.	47,914	620,007
Terreno Realty Corp.	5,654	103,694
The Geo Group, Inc.	21,147	734,224
UMH Properties, Inc.	4,347	47,513
Universal Health Realty Income Trust (SBI)	3,509	152,536
Urstadt Biddle Properties, Inc. Class A	7,256	153,247
Washington (REIT) (SBI)	19,518	524,644
Western Asset Mortgage Capital Corp. (d)	7,158	120,183
Whitestone REIT Class B	5,050	81,709
Winthrop Realty Trust	8,499	108,532
ZAIS Financial Corp.	1,683	28,880
		33,837,193
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	12,683	561,730
Altisource Residential Corp. Class B (a)	7,367	141,225
AV Homes, Inc. (a)	2,790	45,059
Consolidated-Tomoka Land Co.	1,735	67,405
Forestar Group, Inc. (a)	10,229	221,049
Kennedy-Wilson Holdings, Inc.	15,460	264,366
Tejon Ranch Co. (a)	4,043	136,613
Thomas Properties Group, Inc.	8,966	50,748
		1,488,195
Thrifts & Mortgage Finance - 1.7%
Astoria Financial Corp.	26,039	317,676
Banc of California, Inc.	3,214	47,310
Bank Mutual Corp.	13,774	85,537
BankFinancial Corp.	6,220	53,492
BBX Capital Corp. (a)	2,191	31,090
Beneficial Mutual Bancorp, Inc. (a)	9,375	80,813
Berkshire Hills Bancorp, Inc.	7,440	194,184
BofI Holding, Inc. (a)	3,584	194,432
Brookline Bancorp, Inc., Delaware	20,622	203,333
Capitol Federal Financial, Inc.	43,730	551,435
Charter Financial Corp.	6,600	71,874
Clifton Savings Bancorp, Inc.	2,513	31,287
Dime Community Bancshares, Inc.	9,348	164,057
Doral Financial Corp. (a)	1,921	46,123
ESB Financial Corp.	3,821	50,093
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
ESSA Bancorp, Inc.	2,582	$ 29,306
EverBank Financial Corp.	23,723	368,181
Farmer Mac Class C (non-vtg.)	3,037	94,420
First Defiance Financial Corp.	2,888	76,243
First Federal Bancshares of Arkansas, Inc. (a)	680	6,698
First Financial Northwest, Inc.	4,904	52,277
Flagstar Bancorp, Inc. (a)	5,862	96,137
Fox Chase Bancorp, Inc.	3,548	62,161
Franklin Financial Corp./VA	3,159	57,715
Hingham Institution for Savings	385	27,670
Home Bancorp, Inc. (a)	1,892	34,529
Home Loan Servicing Solutions Ltd.	16,818	420,955
HomeStreet, Inc.	3,833	83,176
Kearny Financial Corp. (a)	4,211	43,626
Meridian Interstate Bancorp, Inc. (a)	2,449	50,107
Meta Financial Group, Inc.	1,596	46,954
MGIC Investment Corp. (a)	95,505	729,658
NASB Financial, Inc. (a)	1,246	36,308
Northfield Bancorp, Inc.	16,983	199,041
Northwest Bancshares, Inc.	27,622	381,736
OceanFirst Financial Corp.	4,060	69,345
Oritani Financial Corp.	13,385	217,640
PennyMac Financial Services, Inc.	3,796	74,402
Provident Financial Holdings, Inc.	2,717	47,548
Provident Financial Services, Inc.	17,497	311,272
Provident New York Bancorp	13,007	141,126
Radian Group, Inc.	50,958	715,960
Rockville Financial, Inc.	8,085	105,914
Roma Financial Corp.	2,488	47,521
Territorial Bancorp, Inc.	3,020	68,675
Tree.com, Inc.	1,893	35,759
Trustco Bank Corp., New York	27,550	163,647
United Community Financial Corp. (a)	11,740	54,239
United Financial Bancorp, Inc.	5,770	90,070
Walker & Dunlop, Inc. (a)	4,887	90,116
Waterstone Financial, Inc. (a)	2,279	24,796
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	5,656	$ 39,366
WSFS Financial Corp.	2,311	137,574
		7,454,604
TOTAL FINANCIALS		101,842,056
HEALTH CARE - 12.4%
Biotechnology - 3.8%
ACADIA Pharmaceuticals, Inc. (a)	20,640	406,608
Achillion Pharmaceuticals, Inc. (a)	28,403	202,797
Acorda Therapeutics, Inc. (a)	11,944	453,514
Aegerion Pharmaceuticals, Inc. (a)	8,490	777,599
Alnylam Pharmaceuticals, Inc. (a)	17,111	790,015
AMAG Pharmaceuticals, Inc. (a)	6,366	143,235
Amicus Therapeutics, Inc. (a)	8,933	21,797
Anacor Pharmaceuticals, Inc. (a)	7,447	56,970
Arena Pharmaceuticals, Inc. (a)(d)	64,119	445,627
ArQule, Inc. (a)	17,555	46,872
Array BioPharma, Inc. (a)	34,414	229,197
Astex Pharmaceuticals, Inc. (a)	27,849	145,650
AVEO Pharmaceuticals, Inc. (a)	15,257	36,617
BioTime, Inc. (a)(d)	10,890	42,798
Cell Therapeutics, Inc.	33,050	37,347
Celldex Therapeutics, Inc. (a)	23,832	488,079
Cepheid, Inc. (a)	19,762	689,101
Chelsea Therapeutics International Ltd. (a)	19,725	58,386
ChemoCentryx, Inc. (a)	7,237	101,173
Chimerix, Inc.	2,515	57,191
Clovis Oncology, Inc. (a)	4,096	318,996
Coronado Biosciences, Inc. (a)	6,515	51,012
Curis, Inc. (a)(d)	23,635	98,085
Cytokinetics, Inc. (a)	7,297	90,775
Cytori Therapeutics, Inc. (a)	18,440	52,001
Dendreon Corp. (a)(d)	46,346	212,728
Durata Therapeutics, Inc.	3,850	33,341
Dyax Corp. (a)	32,226	129,871
Dynavax Technologies Corp. (a)	53,885	71,667
Emergent BioSolutions, Inc. (a)	8,043	142,281
Enanta Pharmaceuticals, Inc.	1,074	19,697
Enzon Pharmaceuticals, Inc.	10,964	21,928
Epizyme, Inc.	1,746	63,031
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Exact Sciences Corp. (a)	18,883	$ 259,075
Exelixis, Inc. (a)(d)	54,009	273,826
Fibrocell Science, Inc. (a)	5,062	25,209
Galena Biopharma, Inc. (a)(d)	24,741	48,245
Genomic Health, Inc. (a)	4,918	175,278
Geron Corp. (a)	38,738	50,747
GTx, Inc. (a)	7,741	37,079
Halozyme Therapeutics, Inc. (a)	26,135	222,409
Hyperion Therapeutics, Inc.	2,481	62,149
Idenix Pharmaceuticals, Inc. (a)	29,383	115,475
ImmunoGen, Inc. (a)	24,890	474,155
Immunomedics, Inc. (a)	21,599	122,898
Infinity Pharmaceuticals, Inc. (a)	14,096	298,553
Insmed, Inc. (a)	8,331	92,557
Insys Therapeutics, Inc. (a)	1,495	25,535
Intercept Pharmaceuticals, Inc.	1,855	86,833
InterMune, Inc. (a)	24,001	372,256
Ironwood Pharmaceuticals, Inc. Class A (a)	27,369	334,997
Isis Pharmaceuticals, Inc. (a)	33,077	954,271
KaloBios Pharmaceuticals, Inc.	2,572	15,483
Keryx Biopharmaceuticals, Inc. (a)	24,079	219,119
KYTHERA Biopharmaceuticals, Inc.	3,003	82,763
Lexicon Pharmaceuticals, Inc. (a)	66,774	165,600
Ligand Pharmaceuticals, Inc. Class B (a)	5,254	248,935
MannKind Corp. (a)(d)	43,841	338,453
MEI Pharma, Inc. (a)	2,801	21,260
Merrimack Pharmaceuticals, Inc. (a)	26,757	127,898
MiMedx Group, Inc. (a)	24,947	156,168
Momenta Pharmaceuticals, Inc. (a)	13,899	239,897
Nanosphere, Inc. (a)	12,402	39,190
Neurocrine Biosciences, Inc. (a)	19,676	275,267
NewLink Genetics Corp. (a)	4,985	89,531
Novavax, Inc. (a)	39,732	106,879
NPS Pharmaceuticals, Inc. (a)	29,565	532,466
OncoGenex Pharmaceuticals, Inc. (a)	4,278	41,796
Opko Health, Inc. (a)(d)	41,924	312,334
Orexigen Therapeutics, Inc. (a)	27,829	211,500
Osiris Therapeutics, Inc. (a)	4,878	55,853
OvaScience, Inc. (a)	2,675	33,946
PDL BioPharma, Inc.	41,186	334,430
Peregrine Pharmaceuticals, Inc. (a)(d)	40,319	57,253
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Portola Pharmaceuticals, Inc.	2,878	$ 66,136
Progenics Pharmaceuticals, Inc. (a)	14,993	89,808
Prothena Corp. PLC (a)	3,502	60,830
Puma Biotechnology, Inc. (a)	6,528	333,646
Raptor Pharmaceutical Corp. (a)	16,322	162,730
Receptos, Inc.	1,717	34,151
Regulus Therapeutics, Inc.	2,628	26,648
Repligen Corp. (a)	9,279	94,367
Rigel Pharmaceuticals, Inc. (a)	25,589	97,494
Sangamo Biosciences, Inc. (a)	15,826	154,304
Sarepta Therapeutics, Inc. (a)(d)	9,396	347,840
SIGA Technologies, Inc. (a)(d)	10,774	34,369
Spectrum Pharmaceuticals, Inc.	17,633	148,823
Stemline Therapeutics, Inc.	2,696	75,865
Sunesis Pharmaceuticals, Inc. (a)	9,548	48,504
Synageva BioPharma Corp. (a)	5,022	241,558
Synergy Pharmaceuticals, Inc. (a)	23,711	106,700
Synta Pharmaceuticals Corp. (a)(d)	11,950	80,185
Targacept, Inc. (a)	8,115	40,575
TESARO, Inc. (a)	3,942	134,501
Tetraphase Pharmaceuticals, Inc.	3,409	26,931
TG Therapeutics, Inc. (a)	3,761	22,980
Threshold Pharmaceuticals, Inc. (a)	13,837	74,997
Trius Therapeutics, Inc. (a)	10,945	154,325
Vanda Pharmaceuticals, Inc. (a)	8,357	97,443
Verastem, Inc. (a)	4,253	64,986
Vical, Inc. (a)(d)	22,345	86,252
XOMA Corp. (a)	18,398	99,901
ZIOPHARM Oncology, Inc. (a)(d)	19,722	58,772
		17,339,175
Health Care Equipment & Supplies - 3.2%
Abaxis, Inc.	6,509	274,029
Abiomed, Inc. (a)	11,419	286,389
Accuray, Inc. (a)(d)	21,832	135,577
Align Technology, Inc. (a)	21,531	926,694
Alphatec Holdings, Inc. (a)	18,188	41,832
Analogic Corp.	3,601	257,075
Angiodynamics, Inc. (a)	7,236	86,470
Anika Therapeutics, Inc. (a)	3,537	71,129
Antares Pharma, Inc. (a)(d)	33,140	146,479
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ArthroCare Corp. (a)	8,279	$ 300,197
Atricure, Inc. (a)	6,169	59,593
Atrion Corp.	457	110,206
BioLase Technology, Inc.	9,346	34,113
Cantel Medical Corp.	9,670	256,642
Cardiovascular Systems, Inc. (a)	6,176	127,164
Cerus Corp. (a)	20,546	115,058
CONMED Corp.	8,144	267,123
Cryolife, Inc.	8,095	57,313
Cutera, Inc. (a)	4,351	41,552
Cyberonics, Inc. (a)	8,141	423,251
Cynosure, Inc. Class A (a)	5,638	160,570
Derma Sciences, Inc. (a)	4,048	57,522
DexCom, Inc. (a)	20,844	453,982
Endologix, Inc. (a)	18,482	288,874
Exactech, Inc. (a)	2,747	59,308
Genmark Diagnostics, Inc. (a)	8,595	81,653
Globus Medical, Inc.	16,098	269,802
Greatbatch, Inc. (a)	7,041	266,150
Haemonetics Corp. (a)	15,030	634,567
HeartWare International, Inc. (a)	4,809	444,448
ICU Medical, Inc. (a)	3,816	273,569
Insulet Corp. (a)	15,741	501,980
Integra LifeSciences Holdings Corp. (a)	5,875	231,416
Invacare Corp.	9,401	146,750
MAKO Surgical Corp. (a)(d)	12,379	173,801
Masimo Corp.	14,278	332,535
Medical Action Industries, Inc. (a)	4,292	39,443
Meridian Bioscience, Inc.	12,210	301,953
Merit Medical Systems, Inc. (a)	12,520	164,513
Natus Medical, Inc. (a)	8,942	114,368
Navidea Biopharmaceuticals, Inc. (a)(d)	35,184	106,959
Neogen Corp. (a)	7,062	398,862
NuVasive, Inc. (a)	13,046	297,710
NxStage Medical, Inc. (a)	17,609	228,213
OraSure Technologies, Inc. (a)	16,214	71,828
Orthofix International NV (a)	5,699	129,424
PhotoMedex, Inc. (a)	4,119	65,574
Quidel Corp. (a)	8,286	221,816
Rochester Medical Corp. (a)	3,193	47,193
Rockwell Medical Technologies, Inc. (a)	11,539	58,272
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
RTI Biologics, Inc. (a)	16,562	$ 64,923
Solta Medical, Inc. (a)	20,772	56,292
Staar Surgical Co. (a)	10,829	113,813
Steris Corp.	17,356	781,367
SurModics, Inc. (a)	4,293	86,890
Symmetry Medical, Inc. (a)	10,965	95,505
TearLab Corp. (a)(d)	7,547	106,790
The Spectranetics Corp. (a)	11,909	214,600
Thoratec Corp. (a)	16,866	553,036
Tornier NV (a)	7,652	125,493
Unilife Corp. (a)(d)	26,869	75,771
Utah Medical Products, Inc.	981	54,759
Vascular Solutions, Inc. (a)	4,842	78,247
Volcano Corp. (a)	16,038	320,279
West Pharmaceutical Services, Inc.	10,189	751,541
Wright Medical Group, Inc. (a)	11,913	326,654
Zeltiq Aesthetics, Inc. (a)	5,218	31,517
		14,478,418
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	10,478	386,324
Accretive Health, Inc. (a)	17,265	172,305
Addus HomeCare Corp. (a)	1,633	32,072
Air Methods Corp.	11,450	384,606
Alliance Healthcare Services, Inc. (a)	1,494	29,133
Almost Family, Inc.	2,342	44,802
Amedisys, Inc. (a)	9,259	115,830
AMN Healthcare Services, Inc. (a)	13,625	201,378
AmSurg Corp. (a)	9,388	367,165
Bio-Reference Laboratories, Inc. (a)(d)	7,213	192,948
BioScrip, Inc. (a)	17,222	279,858
Capital Senior Living Corp. (a)	8,500	195,840
Centene Corp. (a)	16,022	888,740
Chemed Corp.	5,556	392,198
Chindex International, Inc. (a)	3,532	60,468
Corvel Corp. (a)	3,347	113,430
Cross Country Healthcare, Inc. (a)	7,890	44,500
Emeritus Corp. (a)	11,892	275,775
ExamWorks Group, Inc. (a)	8,925	216,699
Five Star Quality Care, Inc. (a)	12,707	75,225
Gentiva Health Services, Inc. (a)	9,224	99,066
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Hanger, Inc. (a)	10,210	$ 376,953
HealthSouth Corp. (d)	25,678	836,076
Healthways, Inc. (a)	10,078	172,938
IPC The Hospitalist Co., Inc. (a)	4,943	248,979
Kindred Healthcare, Inc. (a)	15,925	244,608
Landauer, Inc.	2,784	137,168
LHC Group, Inc. (a)	3,543	81,276
Magellan Health Services, Inc. (a)	7,962	455,028
Molina Healthcare, Inc. (a)	8,342	309,655
MWI Veterinary Supply, Inc. (a)	3,769	535,839
National Healthcare Corp.	3,122	149,950
National Research Corp. Class A (a)	2,893	52,016
Owens & Minor, Inc.	18,602	668,928
PharMerica Corp. (a)	8,752	128,129
Providence Service Corp. (a)	3,141	86,597
Select Medical Holdings Corp.	14,282	128,110
Skilled Healthcare Group, Inc. (a)	5,886	38,377
Team Health Holdings, Inc. (a)	20,252	814,535
The Ensign Group, Inc.	5,720	218,733
Triple-S Management Corp. (a)	6,948	151,188
U.S. Physical Therapy, Inc.	3,550	101,601
Universal American Spin Corp.	11,259	122,048
USMD Holdings, Inc. (a)	367	11,304
Vanguard Health Systems, Inc. (a)	9,995	208,995
Wellcare Health Plans, Inc. (a)	12,784	780,208
		11,627,601
Health Care Technology - 0.9%
athenahealth, Inc. (a)	10,816	1,210,851
Computer Programs & Systems, Inc.	3,260	181,712
Greenway Medical Technologies (a)	4,287	49,601
HealthStream, Inc. (a)	5,923	186,575
HMS Holdings Corp. (a)	25,822	624,634
MedAssets, Inc. (a)	17,913	389,966
Medidata Solutions, Inc. (a)	7,834	724,880
Merge Healthcare, Inc. (a)	19,240	87,157
Omnicell, Inc. (a)	10,161	214,397
Quality Systems, Inc.	11,764	269,043
Vocera Communications, Inc. (a)	6,212	89,950
		4,028,766
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. (a)(d)	3,094	$ 25,928
Accelerate Diagnostics, Inc. rights 7/29/13 (a)	143	49
Affymetrix, Inc. (a)	20,982	79,732
Albany Molecular Research, Inc. (a)	6,885	87,508
Cambrex Corp. (a)	8,862	129,828
Fluidigm Corp. (a)	7,494	133,093
Furiex Pharmaceuticals, Inc. (a)	1,949	85,737
Harvard Bioscience, Inc. (a)	7,482	40,029
Luminex Corp. (a)	11,000	219,010
NeoGenomics, Inc. (a)	9,715	27,591
Pacific Biosciences of California, Inc. (a)	13,035	33,761
PAREXEL International Corp. (a)	16,747	828,139
Sequenom, Inc. (a)	33,898	101,694
		1,792,099
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc. (a)	6,158	71,741
Akorn, Inc. (a)	17,136	243,160
Alimera Sciences, Inc. (a)	4,986	23,035
Ampio Pharmaceuticals, Inc. (a)(d)	8,146	45,292
AstraZeneca PLC rights (a)	1,000	0
Auxilium Pharmaceuticals, Inc. (a)	14,503	266,275
AVANIR Pharmaceuticals Class A (a)	42,757	201,385
Biodelivery Sciences International, Inc. (a)	8,744	37,774
Cadence Pharmaceuticals, Inc. (a)	18,180	135,805
Cempra, Inc. (a)	4,362	38,211
Corcept Therapeutics, Inc. (a)(d)	15,511	32,728
Cornerstone Therapeutics, Inc. (a)	2,627	23,433
DepoMed, Inc. (a)	16,603	108,252
Endocyte, Inc. (a)	8,979	161,353
Hi-Tech Pharmacal Co., Inc.	3,268	117,452
Horizon Pharma, Inc. (a)	15,017	37,843
Impax Laboratories, Inc. (a)	20,170	418,326
Lannett Co., Inc. (a)	4,833	67,130
Nektar Therapeutics (a)	34,027	381,443
Omeros Corp. (a)(d)	8,785	47,175
Optimer Pharmaceuticals, Inc. (a)	14,343	179,431
Pacira Pharmaceuticals, Inc. (a)	8,129	275,817
Pernix Therapeutics Holdings, Inc. (a)	5,102	17,347
Pozen, Inc. (a)	7,890	45,368
Questcor Pharmaceuticals, Inc.	15,286	1,021,411
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Repros Therapeutics, Inc. (a)	5,496	$ 113,382
Sagent Pharmaceuticals, Inc. (a)	4,930	107,129
Santarus, Inc. (a)	16,359	397,851
SciClone Pharmaceuticals, Inc. (a)	15,874	99,371
Sucampo Pharmaceuticals, Inc. Class A (a)	4,046	24,802
Supernus Pharmaceuticals, Inc. (a)(d)	4,356	29,839
The Medicines Company (a)	16,498	509,788
TherapeuticsMD, Inc. (a)	23,048	53,241
ViroPharma, Inc. (a)	19,225	659,802
VIVUS, Inc. (a)(d)	29,616	438,613
XenoPort, Inc. (a)	12,756	68,755
Zogenix, Inc. (a)	21,293	33,004
		6,532,764
TOTAL HEALTH CARE		55,798,823
INDUSTRIALS - 14.1%
Aerospace & Defense - 1.6%
AAR Corp.	11,706	283,753
AeroVironment, Inc. (a)	5,431	122,795
American Science & Engineering, Inc.	2,394	145,531
API Technologies Corp. (a)	9,600	29,280
Astronics Corp. (a)	3,712	146,661
Cubic Corp.	5,825	294,454
Curtiss-Wright Corp.	13,777	559,897
DigitalGlobe, Inc. (a)	21,959	711,472
Ducommun, Inc. (a)	3,163	72,243
Engility Holdings, Inc. (a)	5,062	164,971
Erickson Air-Crane, Inc. (a)	1,132	21,112
Esterline Technologies Corp. (a)	9,191	748,515
GenCorp, Inc. (non-vtg.) (a)	17,888	313,219
HEICO Corp.	15,634	888,011
Innovative Solutions & Support, Inc.	3,724	28,712
KEYW Holding Corp. (a)	9,393	120,512
Kratos Defense & Security Solutions, Inc. (a)	12,937	87,195
LMI Aerospace, Inc. (a)	3,055	56,487
Moog, Inc. Class A (a)	13,362	751,479
National Presto Industries, Inc.	1,408	104,389
Orbital Sciences Corp. (a)	17,647	327,175
Sparton Corp. (a)	3,069	54,536
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Taser International, Inc. (a)	15,104	$ 134,124
Teledyne Technologies, Inc. (a)	10,996	881,549
		7,048,072
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	15,324	102,364
Atlas Air Worldwide Holdings, Inc. (a)	7,586	338,639
Echo Global Logistics, Inc. (a)	5,231	113,879
Forward Air Corp.	8,877	324,632
Hub Group, Inc. Class A (a)	10,876	416,007
Pacer International, Inc. (a)	10,519	65,113
Park-Ohio Holdings Corp. (a)	2,562	90,003
UTI Worldwide, Inc.	26,717	440,831
XPO Logistics, Inc. (a)(d)	5,361	131,130
		2,022,598
Airlines - 0.6%
Allegiant Travel Co.	4,415	429,933
Hawaiian Holdings, Inc. (a)	15,254	116,541
JetBlue Airways Corp. (a)(d)	68,396	447,310
Republic Airways Holdings, Inc. (a)	14,583	200,225
SkyWest, Inc.	15,301	231,351
Spirit Airlines, Inc. (a)	17,763	587,067
U.S. Airways Group, Inc. (a)(d)	48,244	933,521
		2,945,948
Building Products - 0.7%
AAON, Inc.	8,318	179,419
American Woodmark Corp. (a)	2,943	102,093
Apogee Enterprises, Inc.	8,464	226,497
Builders FirstSource, Inc. (a)	13,189	77,815
Gibraltar Industries, Inc. (a)	9,046	139,308
Griffon Corp.	13,102	155,914
Insteel Industries, Inc.	5,333	89,594
NCI Building Systems, Inc. (a)	6,118	86,753
Nortek, Inc. (a)	2,645	178,564
Patrick Industries, Inc. (a)	1,961	48,849
PGT, Inc. (a)	9,809	98,090
Ply Gem Holdings, Inc.	4,657	87,272
Quanex Building Products Corp.	10,880	185,178
Simpson Manufacturing Co. Ltd.	11,909	393,235
Trex Co., Inc. (a)	5,073	240,156
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Universal Forest Products, Inc.	5,845	$ 241,106
USG Corp. (a)	22,568	567,134
		3,096,977
Commercial Services & Supplies - 2.1%
A.T. Cross Co. Class A (a)	2,816	52,378
ABM Industries, Inc.	16,072	416,265
ACCO Brands Corp. (a)	33,368	220,562
Acorn Energy, Inc.	5,319	46,169
ARC Document Solutions, Inc. (a)	11,055	52,732
Casella Waste Systems, Inc. Class A (a)	11,271	53,763
CECO Environmental Corp.	2,989	39,933
Cenveo, Inc. (a)(d)	16,000	39,040
CompX International, Inc. Class A	453	7,878
Consolidated Graphics, Inc. (a)	2,135	114,415
Courier Corp.	3,368	52,271
Deluxe Corp.	14,970	613,920
EnerNOC, Inc. (a)	7,723	120,633
Ennis, Inc.	7,666	142,051
G&K Services, Inc. Class A	5,765	304,450
Healthcare Services Group, Inc.	20,124	495,252
Heritage-Crystal Clean, Inc. (a)	2,581	40,109
Herman Miller, Inc.	17,274	485,572
HNI Corp.	13,408	510,979
InnerWorkings, Inc. (a)	13,049	152,412
Interface, Inc.	17,466	331,679
Intersections, Inc.	2,745	26,572
Kimball International, Inc. Class B	9,523	104,658
Knoll, Inc.	14,141	233,609
McGrath RentCorp.	7,413	253,821
Mine Safety Appliances Co.	8,333	442,732
Mobile Mini, Inc. (a)	11,301	389,998
Multi-Color Corp.	3,603	124,700
NL Industries, Inc.	1,937	21,481
Performant Financial Corp.	6,571	69,455
Quad/Graphics, Inc.	7,367	206,571
Schawk, Inc. Class A	3,958	54,541
Standard Parking Corp. (a)	4,478	103,084
Steelcase, Inc. Class A	24,842	378,592
Swisher Hygiene, Inc. (Canada) (a)(d)	33,252	26,771
Team, Inc. (a)	6,069	237,844
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tetra Tech, Inc. (a)	19,101	$ 450,784
The Brink's Co.	14,095	376,759
TMS International Corp.	4,229	69,229
TRC Companies, Inc. (a)	4,760	39,508
UniFirst Corp.	4,309	422,368
United Stationers, Inc.	11,931	493,824
US Ecology, Inc.	5,424	165,812
Viad Corp.	5,988	144,011
West Corp.	6,300	138,348
		9,267,535
Construction & Engineering - 0.9%
Aegion Corp. (a)	11,501	262,453
Ameresco, Inc. Class A (a)	5,716	52,244
Argan, Inc.	4,104	65,048
Comfort Systems USA, Inc.	10,984	169,703
Dycom Industries, Inc. (a)	9,738	257,862
EMCOR Group, Inc.	19,785	816,725
Furmanite Corp. (a)	11,013	82,487
Granite Construction, Inc.	11,427	345,667
Great Lakes Dredge & Dock Corp.	17,491	134,506
Layne Christensen Co. (a)	5,804	112,482
MasTec, Inc. (a)	17,548	579,084
Michael Baker Corp.	2,531	102,252
MYR Group, Inc. (a)	6,164	133,142
Northwest Pipe Co. (a)	2,761	82,278
Orion Marine Group, Inc. (a)	8,039	101,050
Pike Electric Corp.	7,655	93,468
Primoris Services Corp.	10,400	216,320
Sterling Construction Co., Inc. (a)	4,809	47,224
Tutor Perini Corp. (a)	10,923	216,057
		3,870,052
Electrical Equipment - 1.6%
Acuity Brands, Inc.	12,606	1,090,419
American Superconductor Corp. (a)	13,092	32,861
AZZ, Inc.	7,503	283,838
Belden, Inc.	12,981	760,816
Brady Corp. Class A	13,539	450,443
Capstone Turbine Corp. (a)(d)	89,625	131,749
Coleman Cable, Inc.	2,537	55,129
Encore Wire Corp.	6,058	252,679
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
EnerSys	14,163	$ 749,506
Enphase Energy, Inc. (a)	4,733	30,055
Franklin Electric Co., Inc.	13,933	519,144
FuelCell Energy, Inc. (a)	46,737	57,019
Generac Holdings, Inc.	15,181	658,096
General Cable Corp.	14,640	461,453
Global Power Equipment Group, Inc.	4,960	89,677
GrafTech International Ltd. (a)	34,319	258,079
II-VI, Inc. (a)	15,001	265,218
LSI Industries, Inc.	6,348	51,800
Polypore International, Inc. (a)	13,731	576,565
Powell Industries, Inc. (a)	2,717	133,676
Power Solutions International, Inc. (a)	567	24,840
PowerSecure International, Inc. (a)	5,646	91,917
Preformed Line Products Co.	756	55,150
Revolution Lighting Technologies, Inc. (a)(d)	8,731	36,496
Thermon Group Holdings, Inc. (a)	7,971	159,500
Vicor Corp. (a)	5,196	43,075
		7,319,200
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	10,684	327,571
Machinery - 3.2%
Accuride Corp. (a)	11,846	67,759
Actuant Corp. Class A	21,500	759,165
Alamo Group, Inc.	2,103	87,632
Albany International Corp. Class A	8,289	286,053
Altra Holdings, Inc.	7,969	198,747
American Railcar Industries, Inc.	2,782	99,957
Ampco-Pittsburgh Corp.	2,472	47,561
Astec Industries, Inc.	5,976	209,160
Barnes Group, Inc.	15,805	521,565
Blount International, Inc. (a)	14,473	190,754
Briggs & Stratton Corp.	14,174	287,024
Chart Industries, Inc. (a)	8,929	1,015,227
CIRCOR International, Inc.	5,187	272,421
CLARCOR, Inc.	14,536	799,189
Columbus McKinnon Corp. (NY Shares) (a)	5,769	127,610
Commercial Vehicle Group, Inc. (a)	7,097	51,382
Douglas Dynamics, Inc.	6,493	93,304
Dynamic Materials Corp.	3,958	76,746
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Energy Recovery, Inc. (a)	13,051	$ 57,033
EnPro Industries, Inc. (a)	6,149	349,448
ESCO Technologies, Inc.	7,763	268,833
ExOne Co. (d)	1,800	109,836
Federal Signal Corp. (a)	18,470	179,159
Flow International Corp. (a)	14,252	55,013
FreightCar America, Inc.	3,502	63,771
Global Brass & Copper Holdings, Inc.	2,368	44,116
Gorman-Rupp Co.	4,436	154,062
Graham Corp.	2,953	96,534
Greenbrier Companies, Inc. (a)	7,212	164,938
Hardinge, Inc.	3,477	55,006
Hurco Companies, Inc.	1,903	54,236
Hyster-Yale Materials Handling Class A	3,108	202,051
John Bean Technologies Corp.	8,543	202,555
Kadant, Inc.	3,298	107,977
Kaydon Corp.	9,482	275,737
L.B. Foster Co. Class A	2,998	139,347
Lindsay Corp.	3,772	283,277
Lydall, Inc. (a)	5,001	77,816
Manitex International, Inc. (a)	3,635	41,948
Meritor, Inc. (a)	28,732	233,591
Met-Pro Corp.	4,270	58,286
Middleby Corp. (a)	5,539	991,149
Miller Industries, Inc.	3,273	54,299
Mueller Industries, Inc.	8,263	453,556
Mueller Water Products, Inc. Class A	46,591	360,614
NN, Inc.	5,051	62,127
Omega Flex, Inc.	816	14,696
PMFG, Inc. (a)	6,135	46,626
Proto Labs, Inc. (a)	5,027	340,177
RBC Bearings, Inc. (a)	6,758	370,744
Rexnord Corp. (a)	8,927	169,345
Standex International Corp.	3,742	220,890
Sun Hydraulics Corp.	6,332	199,141
Tecumseh Products Co. Class A (non-vtg.) (a)	5,452	62,589
Tennant Co.	5,412	279,259
Titan International, Inc.	15,760	271,702
TriMas Corp. (a)	11,725	434,177
Twin Disc, Inc.	2,448	61,151
Wabash National Corp. (a)	20,215	216,907
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Watts Water Technologies, Inc. Class A	8,386	$ 438,420
Woodward, Inc.	20,230	827,812
Xerium Technologies, Inc. (a)	3,236	40,062
		14,381,269
Marine - 0.1%
International Shipholding Corp.	1,650	45,111
Matson, Inc.	12,558	355,643
Ultrapetrol (Bahamas) Ltd. (a)	6,360	19,525
		420,279
Professional Services - 1.3%
Acacia Research Corp.	14,473	330,274
Advisory Board Co. (a)	10,448	613,193
Barrett Business Services, Inc.	2,081	146,211
CBIZ, Inc. (a)	11,098	80,571
CDI Corp.	4,085	64,257
Corporate Executive Board Co.	9,910	668,231
CRA International, Inc. (a)	3,004	57,497
Exponent, Inc.	3,875	256,215
Franklin Covey Co. (a)	2,648	42,739
FTI Consulting, Inc. (a)	11,853	441,643
GP Strategies Corp. (a)	4,322	114,144
Heidrick & Struggles International, Inc.	5,315	81,745
Huron Consulting Group, Inc. (a)	6,854	349,143
ICF International, Inc. (a)	5,782	193,061
Insperity, Inc.	6,602	218,328
Kelly Services, Inc. Class A (non-vtg.)	7,893	154,466
Kforce, Inc.	7,970	132,940
Korn/Ferry International (a)	14,339	280,041
MISTRAS Group, Inc. (a)	4,668	78,469
National Technical Systems, Inc. (a)	2,057	32,809
Navigant Consulting, Inc. (a)	14,788	198,455
Odyssey Marine Exploration, Inc. (a)(d)	23,101	82,009
On Assignment, Inc. (a)	13,478	411,483
Pendrell Corp. (a)	48,012	115,229
Resources Connection, Inc.	11,921	158,549
RPX Corp. (a)	9,541	166,395
TrueBlue, Inc. (a)	11,985	320,000
VSE Corp.	1,224	52,975
WageWorks, Inc. (a)	7,364	248,682
		6,089,754
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.5%
Arkansas Best Corp.	7,572	$ 164,312
Celadon Group, Inc.	5,909	118,830
Heartland Express, Inc.	13,231	194,760
Knight Transportation, Inc.	17,169	291,358
Marten Transport Ltd.	6,912	118,610
Patriot Transportation Holding, Inc. (a)	1,915	65,972
Quality Distribution, Inc. (a)	6,208	65,556
Roadrunner Transportation Systems, Inc. (a)	5,211	157,529
Saia, Inc. (a)	7,189	215,239
Swift Transporation Co. (a)	24,733	441,237
Universal Truckload Services, Inc.	1,598	44,057
Werner Enterprises, Inc.	13,383	321,995
YRC Worldwide, Inc. (a)	2,773	89,457
		2,288,912
Trading Companies & Distributors - 1.0%
Aceto Corp.	8,123	126,069
Aircastle Ltd.	20,181	354,782
Applied Industrial Technologies, Inc.	12,402	646,888
Beacon Roofing Supply, Inc. (a)	14,348	585,255
BlueLinx Corp. (a)	10,077	18,642
CAI International, Inc. (a)	5,082	106,671
DXP Enterprises, Inc. (a)	2,799	193,131
Edgen Group, Inc. Class A (a)	5,013	39,352
H&E Equipment Services, Inc.	8,788	200,718
Houston Wire & Cable Co.	5,269	78,139
Kaman Corp.	7,933	300,343
Rush Enterprises, Inc. Class A (a)	10,280	256,178
TAL International Group, Inc.	9,989	402,057
Textainer Group Holdings Ltd.	6,277	222,143
Titan Machinery, Inc. (a)(d)	5,073	96,844
Watsco, Inc.	7,554	705,166
		4,332,378
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	12,126	237,306
TOTAL INDUSTRIALS		63,647,851
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.9%
ADTRAN, Inc.	17,451	461,230
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Alliance Fiber Optic Products, Inc.	1,702	$ 54,141
Anaren, Inc. (a)	3,413	79,898
Arris Group, Inc. (a)	34,312	516,052
Aruba Networks, Inc. (a)	33,551	596,537
Aviat Networks, Inc. (a)	18,063	47,867
Bel Fuse, Inc. Class B (non-vtg.)	2,869	44,900
Black Box Corp.	4,744	128,373
CalAmp Corp. (a)	10,367	159,133
Calix Networks, Inc. (a)	11,809	137,929
Ciena Corp. (a)	29,894	659,462
Comtech Telecommunications Corp.	4,938	133,721
Digi International, Inc. (a)	7,569	75,160
Emulex Corp. (a)	26,705	213,907
Extreme Networks, Inc. (a)	27,225	117,884
Finisar Corp. (a)	27,522	532,000
Globecomm Systems, Inc. (a)	7,000	101,430
Harmonic, Inc. (a)	33,381	255,698
Infinera Corp. (a)	34,154	372,620
InterDigital, Inc.	12,142	482,402
Ixia (a)	16,644	231,352
KVH Industries, Inc. (a)	4,579	64,060
NETGEAR, Inc. (a)	11,336	337,926
NumereX Corp. Class A (a)	4,139	44,701
Oplink Communications, Inc. (a)	5,595	112,739
Parkervision, Inc. (a)(d)	26,032	115,061
PC-Tel, Inc.	5,458	52,670
Plantronics, Inc.	12,758	593,119
Procera Networks, Inc. (a)	6,041	90,132
Ruckus Wireless, Inc. (d)	12,822	170,661
ShoreTel, Inc. (a)	17,309	67,332
Sonus Networks, Inc. (a)	63,513	217,214
Symmetricom, Inc. (a)	11,893	61,130
Tellabs, Inc.	104,199	233,406
Tessco Technologies, Inc.	1,629	52,193
Ubiquiti Networks, Inc.	3,723	78,257
ViaSat, Inc. (a)	11,649	778,037
Westell Technologies, Inc. Class A (a)	12,982	33,623
		8,503,957
Computers & Peripherals - 0.6%
Avid Technology, Inc. (a)	9,092	54,188
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Cray, Inc. (a)	11,686	$ 270,765
Datalink Corp. (a)	4,676	60,882
Electronics for Imaging, Inc. (a)	13,708	411,651
Fusion-io, Inc. (a)	22,387	322,821
Hutchinson Technology, Inc. (a)	6,972	23,914
Imation Corp. (a)	9,791	45,822
Immersion Corp. (a)	8,219	117,860
Intermec, Inc. (a)	17,568	174,450
QLogic Corp. (a)	26,162	288,044
Quantum Corp. (a)	62,543	100,069
Silicon Graphics International Corp. (a)	9,963	187,504
STEC, Inc. (a)	9,890	66,955
Super Micro Computer, Inc. (a)	9,328	108,112
Synaptics, Inc. (a)	9,577	383,080
		2,616,117
Electronic Equipment & Components - 2.4%
Aeroflex Holding Corp. (a)	5,778	43,451
Agilysys, Inc. (a)	4,186	48,516
Anixter International, Inc. (a)	7,986	663,157
Audience, Inc. (a)	2,865	36,099
Badger Meter, Inc.	4,229	201,470
Benchmark Electronics, Inc. (a)	15,993	353,765
Checkpoint Systems, Inc. (a)	12,079	207,759
Cognex Corp.	12,805	680,074
Coherent, Inc.	7,166	406,169
CTS Corp.	9,910	139,236
Daktronics, Inc.	10,743	116,884
DTS, Inc. (a)	5,382	121,848
Electro Rent Corp.	5,516	98,626
Electro Scientific Industries, Inc.	6,989	79,325
Fabrinet (a)	8,329	123,352
FARO Technologies, Inc. (a)	5,035	184,936
FEI Co.	11,375	880,994
GSI Group, Inc. (a)	8,887	74,740
Insight Enterprises, Inc. (a)	12,783	273,428
InvenSense, Inc. (a)(d)	16,719	295,592
Itron, Inc. (a)	11,633	501,615
KEMET Corp. (a)	13,289	57,940
Littelfuse, Inc.	6,516	521,215
Maxwell Technologies, Inc. (a)	8,650	68,595
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Measurement Specialties, Inc. (a)	4,564	$ 227,196
Mercury Systems, Inc. (a)	9,498	88,141
Mesa Laboratories, Inc.	778	50,772
Methode Electronics, Inc. Class A	10,943	206,713
MTS Systems Corp.	4,659	293,750
Multi-Fineline Electronix, Inc. (a)	2,553	38,601
Navarre Corp. (a)	11,968	37,220
Neonode, Inc. (a)(d)	7,417	57,778
Newport Corp. (a)	11,525	168,841
OSI Systems, Inc. (a)	5,876	413,612
Park Electrochemical Corp.	6,113	166,274
PC Connection, Inc.	2,768	46,945
Plexus Corp. (a)	10,048	351,379
RadiSys Corp. (a)	6,879	28,410
RealD, Inc. (a)	11,961	127,385
Richardson Electronics Ltd.	3,374	37,924
Rofin-Sinar Technologies, Inc. (a)	8,368	193,384
Rogers Corp. (a)	5,026	279,546
Sanmina Corp. (a)	24,415	401,871
ScanSource, Inc. (a)	8,213	292,465
SYNNEX Corp. (a)	7,764	384,473
TTM Technologies, Inc. (a)	15,564	143,811
Uni-Pixel, Inc. (a)	2,984	39,628
Universal Display Corp. (a)	11,839	342,739
Viasystems Group, Inc. (a)	1,053	15,637
Vishay Precision Group, Inc. (a)	3,644	59,106
Zygo Corp. (a)	4,885	76,548
		10,748,935
Internet Software & Services - 2.9%
Active Network, Inc. (a)	15,958	136,122
Angie's List, Inc. (a)	12,476	274,722
Bankrate, Inc. (a)	13,671	245,121
Bazaarvoice, Inc. (a)	14,204	148,858
Blucora, Inc. (a)	12,132	242,640
Brightcove, Inc. (a)	8,317	85,000
Carbonite, Inc. (a)	3,689	48,658
ChannelAdvisor Corp. (a)	1,840	36,138
comScore, Inc. (a)	10,571	306,136
Constant Contact, Inc. (a)	9,095	174,533
Cornerstone OnDemand, Inc. (a)	11,970	527,159
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
CoStar Group, Inc. (a)	8,415	$ 1,317,329
DealerTrack Holdings, Inc. (a)	12,928	483,507
Demand Media, Inc. (a)	10,772	70,449
Demandware, Inc. (a)	4,778	212,239
Dice Holdings, Inc. (a)	12,243	106,147
Digital River, Inc. (a)	10,600	180,094
E2open, Inc.	4,384	87,154
EarthLink, Inc.	30,700	192,489
eGain Communications Corp. (a)	3,941	45,361
Global Eagle Entertainment, Inc. (a)	6,471	73,187
Internap Network Services Corp. (a)	16,023	130,587
IntraLinks Holdings, Inc. (a)	11,427	108,557
j2 Global, Inc.	13,590	622,014
Keynote Systems, Inc.	4,836	96,381
Limelight Networks, Inc. (a)	16,306	39,134
Liquidity Services, Inc. (a)(d)	7,355	209,618
LivePerson, Inc. (a)	16,372	151,277
LogMeIn, Inc. (a)	7,188	213,627
Marchex, Inc. Class B	7,000	42,700
Marin Software, Inc.	2,757	31,871
Market Leader, Inc. (a)	7,205	84,371
Marketo, Inc.	2,084	65,500
Millennial Media, Inc. (a)	10,427	103,332
Monster Worldwide, Inc. (a)	34,495	197,311
Move, Inc. (a)	11,897	165,249
Net Element International, Inc. (a)	971	5,865
NIC, Inc.	19,304	355,580
OpenTable, Inc. (a)	6,753	430,031
Perficient, Inc. (a)	10,029	136,896
QuinStreet, Inc. (a)	9,341	86,965
RealNetworks, Inc. (a)	7,211	56,751
Reis, Inc. (a)	2,624	48,282
Responsys, Inc. (a)	10,918	158,202
SciQuest, Inc. (a)	6,791	167,466
Shutterstock, Inc.	2,207	117,302
Spark Networks, Inc. (a)	5,396	44,679
SPS Commerce, Inc. (a)	4,446	286,900
Stamps.com, Inc. (a)	3,875	154,458
Support.com, Inc. (a)	15,141	76,462
TechTarget, Inc. (a)	4,441	23,937
Travelzoo, Inc. (a)	2,391	68,550
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Trulia, Inc.	7,078	$ 263,726
United Online, Inc.	27,671	224,689
Unwired Planet, Inc. (a)	27,829	56,493
Unwired Planet, Inc. rights (a)	19,498	588
ValueClick, Inc. (a)	22,520	550,389
VistaPrint Ltd. (a)(d)	9,666	492,773
Vocus, Inc. (a)	5,619	57,426
Web.com Group, Inc. (a)	12,454	323,555
WebMD Health Corp. (a)	10,368	342,248
XO Group, Inc. (a)	8,100	96,876
Xoom Corp.	2,165	71,034
Yelp, Inc. (a)	8,783	367,129
Zillow, Inc. (a)(d)	6,146	454,066
Zix Corp. (a)	18,668	84,006
		12,857,896
IT Services - 2.0%
Acxiom Corp. (a)	21,760	560,755
Blackhawk Network Holdings, Inc.	3,390	82,716
CACI International, Inc. Class A (a)	6,786	450,590
Cardtronics, Inc. (a)	13,182	388,342
Cass Information Systems, Inc.	3,033	167,452
Ciber, Inc. (a)	21,869	79,603
Computer Task Group, Inc.	4,583	85,244
Convergys Corp.	30,904	585,013
CSG Systems International, Inc.	9,998	236,753
EPAM Systems, Inc. (a)	6,469	187,278
Euronet Worldwide, Inc. (a)	14,696	540,960
EVERTEC, Inc.	8,688	207,643
ExlService Holdings, Inc. (a)	9,615	269,220
Forrester Research, Inc.	3,711	130,182
Global Cash Access Holdings, Inc. (a)	19,409	135,669
Hackett Group, Inc.	7,735	43,007
Heartland Payment Systems, Inc.	10,709	399,553
Higher One Holdings, Inc. (a)	9,262	100,030
iGate Corp. (a)	10,251	238,951
Lionbridge Technologies, Inc. (a)	17,168	56,826
ManTech International Corp. Class A	6,999	206,750
Maximus, Inc.	20,139	757,428
ModusLink Global Solutions, Inc. (a)	10,887	33,859
MoneyGram International, Inc. (a)	6,335	137,533
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Planet Payment, Inc. (a)	12,526	$ 37,703
PRG-Schultz International, Inc. (a)	8,466	52,489
Sapient Corp. (a)	32,489	445,424
ServiceSource International, Inc. (a)	17,984	191,889
Sykes Enterprises, Inc. (a)	11,538	202,607
Syntel, Inc.	4,536	325,594
Teletech Holdings, Inc. (a)	5,916	148,196
Unisys Corp. (a)	13,004	337,324
Virtusa Corp. (a)	6,039	155,685
WEX, Inc. (a)	11,421	992,942
		8,971,210
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries, Inc. (a)	11,576	250,736
Alpha & Omega Semiconductor Ltd. (a)	5,110	39,092
Ambarella, Inc. (a)(d)	5,482	91,001
Amkor Technology, Inc. (a)(d)	18,797	79,323
ANADIGICS, Inc. (a)	24,220	52,073
Applied Micro Circuits Corp. (a)	19,915	236,391
ATMI, Inc. (a)	9,409	233,814
Axcelis Technologies, Inc. (a)	32,166	70,122
Brooks Automation, Inc.	19,680	193,258
Cabot Microelectronics Corp. (a)	6,838	252,869
Cavium, Inc. (a)	15,123	552,897
Ceva, Inc. (a)	6,539	119,206
Cirrus Logic, Inc. (a)	18,642	359,418
Cohu, Inc.	7,320	86,376
Cypress Semiconductor Corp.	43,266	552,507
Diodes, Inc. (a)	10,594	290,382
DSP Group, Inc. (a)	5,866	43,702
Entegris, Inc. (a)	41,053	391,235
Entropic Communications, Inc. (a)	26,309	116,549
Exar Corp. (a)	11,292	146,909
FormFactor, Inc. (a)	15,878	115,433
GSI Technology, Inc. (a)	6,020	41,839
GT Advanced Technologies, Inc. (a)(d)	35,111	182,226
Hittite Microwave Corp. (a)	9,274	579,440
Inphi Corp. (a)	7,662	89,339
Integrated Device Technology, Inc. (a)	38,865	350,174
Integrated Silicon Solution, Inc. (a)	8,267	98,956
Intermolecular, Inc. (a)	5,115	32,327
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
International Rectifier Corp. (a)	20,432	$ 492,616
Intersil Corp. Class A	37,354	381,384
IXYS Corp.	7,122	80,051
Kopin Corp. (a)	19,537	72,482
Lattice Semiconductor Corp. (a)	34,038	175,636
LTX-Credence Corp. (a)	14,058	75,351
M/A-COM Technology Solutions, Inc. (a)	3,106	49,789
MaxLinear, Inc. Class A (a)	6,831	47,339
Micrel, Inc.	13,614	144,445
Microsemi Corp. (a)	27,357	674,624
Mindspeed Technologies, Inc. (a)(d)	12,773	39,213
MKS Instruments, Inc.	15,571	422,286
Monolithic Power Systems, Inc.	10,847	283,974
MoSys, Inc. (a)	13,894	57,104
Nanometrics, Inc. (a)	6,774	104,049
NeoPhotonics Corp. (a)	5,988	52,575
NVE Corp. (a)	1,401	69,462
Omnivision Technologies, Inc. (a)	15,894	258,436
PDF Solutions, Inc. (a)	7,430	152,464
Peregrine Semiconductor Corp.	7,797	85,299
Pericom Semiconductor Corp. (a)	6,611	50,574
Photronics, Inc. (a)	17,926	137,134
PLX Technology, Inc. (a)	13,328	73,037
PMC-Sierra, Inc. (a)	60,029	396,492
Power Integrations, Inc.	8,527	470,264
Rambus, Inc. (a)	32,890	320,678
RF Micro Devices, Inc. (a)	82,833	429,903
Rubicon Technology, Inc. (a)(d)	5,222	43,969
Rudolph Technologies, Inc. (a)	9,610	118,684
Semtech Corp. (a)	19,861	600,795
Sigma Designs, Inc. (a)	8,948	46,709
Silicon Image, Inc. (a)	22,841	130,879
Spansion, Inc. Class A (a)	13,952	164,634
SunEdison, Inc. (a)	68,310	688,565
SunPower Corp. (a)(d)	12,145	335,809
Supertex, Inc.	2,907	78,140
Tessera Technologies, Inc.	15,557	312,229
TriQuint Semiconductor, Inc. (a)	48,083	384,183
Ultra Clean Holdings, Inc. (a)	6,964	48,261
Ultratech, Inc. (a)	8,185	239,166
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Veeco Instruments, Inc. (a)	11,524	$ 400,574
Volterra Semiconductor Corp. (a)	7,315	110,237
		14,947,089
Software - 4.1%
Accelrys, Inc. (a)	16,435	143,478
ACI Worldwide, Inc. (a)	11,731	555,463
Actuate Corp. (a)	14,022	103,482
Advent Software, Inc.	9,621	283,146
American Software, Inc. Class A	7,138	64,670
Aspen Technology, Inc. (a)	27,597	898,006
AVG Technologies NV (a)(d)	7,066	157,572
Blackbaud, Inc.	13,451	471,996
Bottomline Technologies, Inc. (a)	11,139	323,811
BroadSoft, Inc. (a)	8,265	246,628
Callidus Software, Inc. (a)	11,157	74,417
CommVault Systems, Inc. (a)	13,697	1,156,438
Comverse, Inc.	6,524	204,332
Cyan, Inc.	2,379	24,694
Digimarc Corp.	1,844	38,706
Ebix, Inc.	9,143	106,059
Ellie Mae, Inc. (a)	7,749	182,489
EPIQ Systems, Inc.	9,284	120,785
ePlus, Inc.	1,121	71,172
Fair Isaac Corp.	10,562	527,678
FleetMatics Group PLC (d)	4,822	181,597
Glu Mobile, Inc. (a)(d)	16,621	45,542
Guidance Software, Inc. (a)	4,960	45,483
Guidewire Software, Inc. (a)	12,358	540,786
Imperva, Inc. (a)	5,956	301,493
Infoblox, Inc. (a)	14,744	482,129
Interactive Intelligence Group, Inc. (a)	4,565	259,292
Jive Software, Inc. (a)	11,661	156,491
Manhattan Associates, Inc. (a)	5,754	508,308
Mentor Graphics Corp.	28,107	577,037
MicroStrategy, Inc. Class A (a)	2,660	252,727
Mitek Systems, Inc. (a)	6,564	37,677
Model N, Inc.	2,414	56,922
Monotype Imaging Holdings, Inc.	11,331	277,949
NetScout Systems, Inc. (a)	10,651	282,571
Parametric Technology Corp. (a)	35,210	953,487
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Pegasystems, Inc.	5,136	$ 184,382
Progress Software Corp. (a)	16,254	415,940
Proofpoint, Inc. (a)	6,445	173,435
PROS Holdings, Inc. (a)	6,647	218,155
QAD, Inc. Class A	1,734	22,126
QLIK Technologies, Inc. (a)	25,631	802,763
Qualys, Inc.	4,398	70,368
Rally Software Development Corp.	2,045	57,649
RealPage, Inc. (a)	13,697	276,132
Rosetta Stone, Inc. (a)	3,427	55,997
Sapiens International Corp. NV	5,136	30,559
SeaChange International, Inc. (a)	9,744	114,784
Silver Spring Networks, Inc.	1,755	47,578
Sourcefire, Inc. (a)	9,172	691,844
SS&C Technologies Holdings, Inc. (a)	17,159	613,949
Synchronoss Technologies, Inc. (a)	8,586	296,131
Take-Two Interactive Software, Inc. (a)	23,871	418,459
Tangoe, Inc. (a)	9,119	164,689
TeleCommunication Systems, Inc. Class A (a)	14,056	37,951
TeleNav, Inc. (a)	5,177	31,735
TiVo, Inc. (a)	37,343	412,640
Tyler Technologies, Inc. (a)	9,304	694,264
Ultimate Software Group, Inc. (a)	8,141	1,101,477
Vasco Data Security International, Inc. (a)	8,527	70,177
Verint Systems, Inc. (a)	15,557	556,629
VirnetX Holding Corp. (a)(d)	12,430	237,040
Vringo, Inc. (a)(d)	19,666	61,948
		18,573,314
TOTAL INFORMATION TECHNOLOGY		77,218,518
MATERIALS - 4.9%
Chemicals - 2.2%
A. Schulman, Inc.	8,680	232,624
Advanced Emissions Solutions, Inc. (a)	2,978	124,927
American Pacific Corp. (a)	1,758	63,938
American Vanguard Corp.	8,423	207,964
Arabian American Development Co. (a)	5,801	51,861
Axiall Corp.	20,559	906,241
Balchem Corp.	8,749	435,350
Calgon Carbon Corp. (a)	15,888	284,872
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Chase Corp.	1,890	$ 52,448
Chemtura Corp. (a)	28,976	647,903
Ferro Corp. (a)	21,448	140,055
Flotek Industries, Inc. (a)	14,080	275,686
FutureFuel Corp.	6,421	101,388
GSE Holding, Inc. (a)	2,300	12,029
H.B. Fuller Co.	14,809	594,581
Hawkins, Inc.	2,753	106,679
Innophos Holdings, Inc.	6,428	320,372
Innospec, Inc.	6,913	296,706
Intrepid Potash, Inc.	16,064	205,298
KMG Chemicals, Inc.	2,403	54,260
Koppers Holdings, Inc.	6,107	236,036
Kraton Performance Polymers, Inc. (a)	9,580	194,474
Landec Corp. (a)	7,647	115,393
LSB Industries, Inc. (a)	5,602	184,194
Minerals Technologies, Inc.	10,217	469,982
Olin Corp.	23,629	576,548
OM Group, Inc. (a)	9,424	290,919
OMNOVA Solutions, Inc. (a)	13,891	111,961
Penford Corp. (a)	2,860	42,442
PolyOne Corp.	29,294	846,890
Quaker Chemical Corp.	3,878	255,832
Sensient Technologies Corp.	14,700	646,947
Stepan Co.	5,551	332,283
Taminco Corp.	4,666	106,385
Tredegar Corp.	7,268	218,113
Zep, Inc.	6,652	87,008
Zoltek Companies, Inc. (a)	8,094	112,749
		9,943,338
Construction Materials - 0.2%
Headwaters, Inc. (a)	21,559	203,301
Texas Industries, Inc. (a)	6,421	399,001
U.S. Concrete, Inc. (a)	4,008	68,777
United States Lime & Minerals, Inc. (a)	567	33,816
		704,895
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	1,297	104,668
Berry Plastics Group, Inc.	16,330	376,570
Boise, Inc.	29,694	270,215
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Graphic Packaging Holding Co. (a)	61,834	$ 531,772
Myers Industries, Inc.	8,260	160,822
UFP Technologies, Inc. (a)	1,633	34,734
		1,478,781
Metals & Mining - 1.3%
A.M. Castle & Co. (a)	5,198	88,470
AK Steel Holding Corp. (a)(d)	40,234	136,796
Allied Nevada Gold Corp. (a)	30,567	203,882
Amcol International Corp.	8,178	286,884
Century Aluminum Co. (a)	15,151	127,117
Coeur d'Alene Mines Corp. (a)	29,872	400,584
Commercial Metals Co.	34,415	533,088
General Moly, Inc. (a)	16,842	31,663
Globe Specialty Metals, Inc.	18,917	225,680
Gold Resource Corp.	9,727	77,232
Handy & Harman Ltd. (a)	1,626	31,805
Haynes International, Inc.	3,626	174,411
Hecla Mining Co.	97,894	316,198
Horsehead Holding Corp. (a)	13,042	159,765
Kaiser Aluminum Corp.	5,545	361,811
Materion Corp.	6,057	182,558
Midway Gold Corp. (a)	32,950	34,268
Molycorp, Inc. (a)(d)	36,485	272,178
Noranda Aluminium Holding Corp.	9,879	30,724
Olympic Steel, Inc.	2,692	74,972
Paramount Gold & Silver Corp. (a)(d)	40,517	57,534
RTI International Metals, Inc. (a)	9,208	282,225
Schnitzer Steel Industries, Inc. Class A	7,540	193,476
Stillwater Mining Co. (a)	34,766	420,669
SunCoke Energy, Inc. (a)	20,559	324,832
U.S. Silica Holdings, Inc. (d)	6,325	153,065
Universal Stainless & Alloy Products, Inc. (a)	2,038	52,580
Walter Energy, Inc. (d)	18,401	205,907
Worthington Industries, Inc.	15,589	557,619
		5,997,993
Paper & Forest Products - 0.9%
Boise Cascade Co.	3,982	105,364
Buckeye Technologies, Inc.	11,430	425,425
Clearwater Paper Corp. (a)	6,549	320,377
Deltic Timber Corp.	3,277	197,701
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Kapstone Paper & Packaging Corp.	12,037	$ 530,230
Louisiana-Pacific Corp. (a)	41,055	667,554
Neenah Paper, Inc.	4,692	185,662
P.H. Glatfelter Co.	12,664	335,216
Resolute Forest Products (a)	20,539	313,425
Schweitzer-Mauduit International, Inc.	9,245	500,524
Wausau-Mosinee Paper Corp.	14,559	165,827
		3,747,305
TOTAL MATERIALS		21,872,312
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)	21,292	192,906
Atlantic Tele-Network, Inc.	2,713	138,363
Cbeyond, Inc. (a)	7,896	66,879
Cincinnati Bell, Inc. (a)	61,326	211,575
Cogent Communications Group, Inc.	13,969	399,793
Consolidated Communications Holdings, Inc.	11,880	207,781
FairPoint Communications, Inc. (a)	6,203	54,338
General Communications, Inc. Class A (a)	9,271	82,048
Hawaiian Telcom Holdco, Inc. (a)	3,073	85,491
HickoryTech Corp.	4,052	45,463
IDT Corp. Class B	4,574	94,545
inContact, Inc. (a)	15,746	133,526
Inteliquent, Inc.	9,575	79,856
Iridium Communications, Inc. (a)	18,898	159,121
Lumos Networks Corp.	4,603	87,227
ORBCOMM, Inc. (a)	10,744	51,786
Premiere Global Services, Inc. (a)	14,214	156,354
Primus Telecommunications Group, Inc.	3,593	43,044
Towerstream Corp. (a)	19,503	57,144
VocalTec Communications Ltd. (a)	5,458	83,835
Vonage Holdings Corp. (a)	45,842	147,611
		2,578,686
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	5,483	38,381
Leap Wireless International, Inc. (a)	15,910	265,379
NII Holdings, Inc. (a)(d)	50,643	363,617
NTELOS Holdings Corp.	4,539	85,015
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Shenandoah Telecommunications Co.	7,069	$ 136,220
USA Mobility, Inc.	6,377	99,609
		988,221
TOTAL TELECOMMUNICATION SERVICES		3,566,907
UTILITIES - 3.2%
Electric Utilities - 1.4%
Allete, Inc.	11,780	631,644
Cleco Corp.	17,750	861,053
El Paso Electric Co.	11,830	446,819
Empire District Electric Co.	12,508	289,935
IDACORP, Inc.	14,761	778,937
MGE Energy, Inc.	6,801	399,287
Otter Tail Corp.	10,717	327,833
PNM Resources, Inc.	23,429	550,113
Portland General Electric Co.	22,299	706,878
UIL Holdings Corp.	14,915	609,129
Unitil Corp.	4,044	124,313
UNS Energy Corp.	12,185	619,607
		6,345,548
Gas Utilities - 0.9%
Chesapeake Utilities Corp.	2,836	168,090
Delta Natural Gas Co., Inc.	2,034	46,314
Laclede Group, Inc.	9,624	441,357
New Jersey Resources Corp.	12,266	549,026
Northwest Natural Gas Co.	7,898	347,038
Piedmont Natural Gas Co., Inc.	22,246	768,599
South Jersey Industries, Inc.	9,421	575,623
Southwest Gas Corp.	13,629	676,544
WGL Holdings, Inc.	15,206	699,020
		4,271,611
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp.	35,205	150,472
Black Hills Corp.	13,178	699,093
Dynegy, Inc. (a)	29,417	613,050
Genie Energy Ltd. Class B	3,810	39,281
Ormat Technologies, Inc.	5,220	120,217
		1,622,113
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.2%
Avista Corp.	17,615	$ 506,960
NorthWestern Energy Corp.	11,149	470,488
		977,448
Water Utilities - 0.3%
American States Water Co.	5,689	365,348
Artesian Resources Corp. Class A	2,230	52,494
California Water Service Group	14,021	305,658
Connecticut Water Service, Inc.	3,148	94,125
Consolidated Water Co., Inc.	4,365	51,769
Middlesex Water Co.	4,652	98,343
Pure Cycle Corp. (a)	5,177	29,871
SJW Corp.	4,577	127,653
York Water Co.	3,794	79,978
		1,205,239
TOTAL UTILITIES		14,421,959
TOTAL COMMON STOCKS (Cost $394,163,995)		442,227,202
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 9/19/13 (e) (Cost $199,971)	$ 200,000	199,993
Money Market Funds - 18.9%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	71,512,783	71,512,783
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,480,069	13,480,069
TOTAL MONEY MARKET FUNDS (Cost $84,992,852)		84,992,852
Cash Equivalents - 5.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.04%, dated 7/31/13 due 8/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $24,555,000)	$ 24,555,028	$ 24,555,000
TOTAL INVESTMENT PORTFOLIO - 122.5% (Cost $503,911,818)		551,975,047
NET OTHER ASSETS (LIABILITIES) - (22.5)%		(101,498,612)
NET ASSETS - 100%		$ 450,476,435
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
76 NYFE Russell 2000 Mini Index Contracts	Sept. 2013	$ 7,926,040	$ 150,987

The face value of futures purchased as a percentage of net assets is 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,993.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$24,555,000 due 8/01/13 at 0.04%
BNP Paribas Securities Corp.	$ 5,681,328
Bny Mellon Capital Mkts Llc	209,747
Citigroup Global Markets, Inc.	4,559,723
Credit Suisse Securities (USA) LLC	2,279,861
Deutsche Bank Securities, Inc.	6,839,583
HSBC Securities (USA), Inc.	288,243
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,419,792
RBS Securities, Inc.	1,139,931
UBS Securities LLC	136,792
$ 24,555,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,303
Fidelity Securities Lending Cash Central Fund	132,501
Total	$ 134,804
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 62,748,015	$ 62,748,015	$ -	$ -
Consumer Staples	17,245,510	17,245,510	-	-
Energy	23,865,251	23,865,251	-	-
Financials	101,842,056	101,842,056	-	-
Health Care	55,798,823	55,798,774	49	-
Industrials	63,647,851	63,647,851	-	-
Information Technology	77,218,518	77,217,930	588	-
Materials	21,872,312	21,872,312	-	-
Telecommunication Services	3,566,907	3,566,907	-	-
Utilities	14,421,959	14,421,959	-	-
U.S. Government and Government Agency Obligations	199,993	-	199,993	-
Money Market Funds	84,992,852	84,992,852	-	-
Cash Equivalents	24,555,000	-	24,555,000	-
Total Investments in Securities:	$ 551,975,047	$ 527,219,417	$ 24,755,630	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 150,987	$ 150,987	$ -	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $504,098,325. Net unrealized appreciation aggregated $47,876,722, of which $57,367,631 related to appreciated investment securities and $9,490,909 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2013